Nuveen AMT-Free Quality Municipal Income
Fund
Portfolio of Investments July 31, 2022
(Unaudited)
NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.7%  (99.1% of Total Investments)
X
6,594,498,362 MUNICIPAL BONDS - 163.7% (99.1% of Total Investments)
X 6,594,498,362
Alabama - 1.0% (0.6% of Total Investments)
$ 5,920 Autauga County Board of Education, Alabama, Special Tax Warrants,
Series 2021, 4.000%, 4/01/51
10/31 at 100.00 N/R $ 5,944,509
Birmingham Airport Authority, Alabama, Airport Revenue
Bonds, Series 2020:
875 4.000%, 7/01/35 - BAM Insured 7/30 at 100.00 A3 914,568
1,000 4.000%, 7/01/37 - BAM Insured 7/30 at 100.00 A3 1,039,960
975 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 A3 997,483
4,250 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 A- 4,413,540
9,010 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call A2 10,079,036
4,900 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 5,020,638
7,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.34 N/R 7,790,605
5,310 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 5,045,456
39,510 Total Alabama 41,245,795
Alaska - 0.0% (0.0% of Total Investments)
495 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 BBB+ 470,235
Arizona - 1.8% (1.1% of Total Investments)
3,815 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 A+ 3,889,431
1,025 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/51
7/27 at 100.00 AA- 1,075,635
7,115 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015B, 5.000%, 7/01/43 - AGM Insured
7/25 at 100.00 A2 7,597,184
1,315 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A2 1,425,118
8,895 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 A2 8,766,645
5,135 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 AA- 5,215,774
6,550 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A 6,561,986
Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B:
6,545 5.500%, 7/01/37 - FGIC Insured No Opt. Call AA 8,275,302
10,000 5.500%, 7/01/40 - FGIC Insured No Opt. Call AA 12,782,200

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,035 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/46
4/31 at 100.00 A $ 3,016,031
3,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/47
8/28 at 100.00 AA 3,324,660
11,080 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call BBB+ 12,287,609
67,510 Total Arizona 74,217,575
Arkansas - 0.1% (0.1% of Total Investments)
5,080 Independence County, Arkansas, Hydroelectric Power Revenue Bonds,
Series 2003, 5.350%, 5/01/28 - ACA Insured
8/22 at 100.00 N/R 5,088,433
California - 7.5% (4.5% of Total Investments)
3,335 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52 -
AGM Insured
10/32 at 100.00 N/R 3,643,721
22,880 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Senior Lien Series 1999A, 0.000%, 10/01/32 - NPFG Insured
No Opt. Call A- 16,580,678
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA 3,650,611
3,450 Antelope Valley Joint Union High School District, Los Angeles and Kern
Counties, California, General Obligation Bonds, Series 2004B, 0.000%,
8/01/29 - NPFG Insured
No Opt. Call Aa3 2,814,441
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000 5.000%, 4/01/38, (Pre-refunded 4/01/23) 4/23 at 100.00 A1 (4) 5,115,400
6,500 5.250%, 4/01/53, (Pre-refunded 4/01/23) 4/23 at 100.00 A1 (4) 6,660,680
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2014F-1, 5.000%, 4/01/54, (Pre-refunded 4/01/24)
4/24 at 100.00 Aa3 (4) 10,556,100
8,000 Beverly Hills Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2009, 0.000%, 8/01/33
No Opt. Call AA+ 5,566,720
Burbank Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2013, Series
2015A:
2,250 0.000%, 8/01/32, (Pre-refunded 2/01/25) (5) 2/25 at 100.00 A+ (4) 2,314,980
1,350 0.000%, 8/01/33, (Pre-refunded 2/01/25) (5) 2/25 at 100.00 A+ (4) 1,388,988
125 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB- 130,926
California Educational Facilities Authority, Revenue
Refunding Bonds, Loyola Marymount University, Series
2001A:
3,255 0.000%, 10/01/23 - NPFG Insured No Opt. Call A2 3,188,012
5,890 0.000%, 10/01/24 - NPFG Insured No Opt. Call A2 5,652,221
7,615 0.000%, 10/01/25 - NPFG Insured No Opt. Call A2 7,108,526
1,350 0.000%, 10/01/39 - NPFG Insured No Opt. Call A2 720,009
1,330 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 BBB+ 1,304,464
3,000 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51, (UB)
(6)
8/22 at 100.00 A+ 3,003,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 530 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- (4) $ 546,610
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option Bond
Trust 2016-XG0049:
485 8.016%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (6) 8/22 at 100.00 AA- (4) 486,305
525 8.016%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (6) 8/22 at 100.00 AA- (4) 526,412
1,285 8.020%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (6) 8/22 at 100.00 AA- (4) 1,288,457
1,500 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 BBB- 1,562,160
965 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 998,013
2,930 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 A+ 3,027,159
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 4.000%, 8/01/36
8/26 at 100.00 AA- 5,197,850
5 California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31
- AMBAC Insured
8/22 at 100.00 AA- 5,011
9,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB- 9,367,836
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
136 5.750%, 7/01/30 (7),(8) 9/22 at 100.00 N/R 135,895
175 5.750%, 7/01/35 2035 2035 (7),(8) 9/22 at 100.00 N/R 174,448
209 5.500%, 7/01/39 (7),(8) 9/22 at 100.00 N/R 209,337
10,445 Castaic Lake Water Agency, California, Certificates of Participation, Water
System Improvement Project, Series 1999a, 0.000%, 8/01/29 - AMBAC
Insured
No Opt. Call AA 8,567,929
4,775 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured, (ETM)
No Opt. Call Baa2 (4) 4,509,653
3,330 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Election of 2006, Series 2013,
5.000%, 8/01/38, (Pre-refunded 8/01/23)
8/23 at 100.00 AA+ (4) 3,446,850
7,775 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call BBB 5,207,617
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
910 0.000%, 1/15/42 (5) 1/31 at 100.00 Baa2 1,007,297
3,350 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2 (4) 3,551,000
8,350 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2 (4) 8,877,136
118,565 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 15,146,679
5,000 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call AA- 3,650,600
3,040 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA 2,968,955

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,500 Lincoln Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26 -
AMBAC Insured
No Opt. Call N/R $ 1,333,020
995 Los Angeles Department of Water and Power, California, Electric Plant
Revenue Bonds, Series 1994, 5.375%, 2/15/34, (ETM)
8/22 at 100.00 N/R (4) 998,005
2,490 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 - NPFG
Insured
No Opt. Call Baa2 2,197,251
10,335 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (5)
8/35 at 100.00 AA 9,737,740
5,500 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+ 6,965,585
240 Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds,
Series 1993A, 5.125%, 12/01/23 - AMBAC Insured, (ETM)
10/21 at 100.00 N/R (4) 247,058
14,100 New Haven Unified School District, California, General Obligation Bonds,
Refunding Series 2009, 0.000%, 8/01/34 - AGC Insured
No Opt. Call Aa3 9,690,507
2,500 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002 Series 2005B, 0.000%,
8/01/29
No Opt. Call Aa3 2,056,400
1,865 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2 1,973,207
Orange County Water District, California, Revenue
Certificates of Participation, Series 2003B:
1,745 5.000%, 8/15/34, (Pre-refunded 8/15/32) - NPFG Insured 8/32 at 100.00 N/R (4) 2,145,530
1,490 5.000%, 8/15/34 - NPFG Insured, (ETM) 5/21 at 100.00 Aa1 (4) 1,787,151
1,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 - AGM
Insured
No Opt. Call Aa3 820,290
2,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call BBB- 1,925,840
9,320 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/33 - AGC Insured
No Opt. Call BBB- 6,339,650
1,020 Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage
Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23, (ETM)
No Opt. Call AA+ (4) 1,049,855
1,800 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, Series 2011A, 0.000%, 8/01/28
No Opt. Call Aa3 1,535,148
625 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 N/R 623,925
760 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 BBB+ (4) 787,064
1,010 San Bernardino, California, GNMA Mortgage-Backed Securities Program
Single Family Mortgage Revenue Refunding Bonds, Series 1990A,
7.500%, 5/01/23, (ETM)
No Opt. Call AA+ (4) 1,040,027
4,080 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A- 4,397,138
4,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose, Second Series
2013B, 5.000%, 5/01/43
5/23 at 100.00 A 4,060,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose, Second Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 N/R $ 6,010,200
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
10,595 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB (4) 11,438,680
32,725 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB (4) 35,330,892
7,210 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/23 - NPFG Insured
No Opt. Call Baa2 7,115,621
2,965 San Juan Unified School District, Sacramento County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/28 - NPFG Insured
No Opt. Call A+ 2,519,776
4,005 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/26 - FGIC Insured
No Opt. Call AA+ 3,672,825
15,750 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 - AGM
Insured
No Opt. Call AA 7,932,645
San Ysidro School District, San Diego County, California,
General Obligation Bonds, Refunding Series 2015:
5,000 0.000%, 8/01/46 8/25 at 32.80 A3 1,480,150
6,570 0.000%, 8/01/47 8/25 at 30.90 A3 1,830,928
2,630 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Series 2001B, 0.000%, 9/01/25 - FGIC Insured
No Opt. Call Baa2 2,464,442
439,795 Total California 301,367,116
Colorado - 12.9% (7.8% of Total Investments)
1,365 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 1,362,789
6,600 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 5,561,094
2,500 Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019, 4.000%, 12/01/38
12/29 at 100.00 AA 2,587,975
9,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 AA+ 9,146,970
500 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 466,310
1,150 Castle Oaks Metropolitan District 3, Castle Rock, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020, 4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 A2 1,149,264
1,060 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R 1,066,031
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
1,575 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 1,588,655
3,620 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 3,624,344
1,250 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.375%, 12/01/33, (Pre-refunded
12/01/23)
12/23 at 100.00 BBB- (4) 1,309,375
115 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 BB (4) 119,975

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA $ 3,541,580
1,700 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%,
7/01/44, 144A
7/24 at 100.00 BB 1,718,819
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
2,005 5.000%, 6/01/34, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R (4) 2,277,640
4,615 5.000%, 6/01/35, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R (4) 5,242,547
7,205 5.000%, 6/01/36, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R (4) 8,184,736
8,715 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R (4) 9,900,066
4,105 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R (4) 4,663,198
8,545 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R (4) 9,706,949
10,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA 10,146,000
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2021A:
1,000 4.000%, 11/15/46 11/31 at 100.00 AA 1,007,600
27,605 4.000%, 11/15/50 11/31 at 100.00 AA 27,404,588
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2013A, 5.250%, 1/01/45, (Pre-refunded
1/01/23)
1/23 at 100.00 BBB+ (4) 5,072,750
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's
Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36
12/23 at 100.00 A+ 5,120,300
3,050 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1/24 at 102.00 N/R 3,061,224
37,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 36,030,778
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 A- 4,224,548
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (4) 1,033,230
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 BB+ 770,025
1,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1 1,505,415
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Series 2020A:
7,080 4.000%, 9/01/45 9/30 at 100.00 Baa1 6,719,203
3,000 4.000%, 9/01/50 9/30 at 100.00 Baa1 2,778,780
5,275 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 4.000%, 11/01/39
11/29 at 100.00 A+ 5,289,190
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/38
1/30 at 100.00 AA- 3,378,243
10,880 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA- 11,102,931
4,150 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB 4,219,554

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado International Center Metropolitan District 14,
Denver, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018:
$ 1,895 5.625%, 12/01/32 12/23 at 103.00 N/R $ 1,945,198
2,660 5.875%, 12/01/46 12/23 at 103.00 N/R 2,708,173
Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Series
2017B:
2,000 5.000%, 12/01/42 12/27 at 100.00 A+ 2,187,320
1,225 5.000%, 12/01/47 12/27 at 100.00 A+ 1,331,354
1,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%,
3/01/41, (Pre-refunded 3/01/27)
3/27 at 100.00 A+ (4) 1,705,335
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%,
3/01/40
9/27 at 100.00 AA 2,042,980
6,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 6,610,695
8,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 AA- 8,127,920
2,550 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquarters Facilities, Refunding Series 2020, 4.000%, 6/15/41
6/30 at 100.00 AA- 2,590,214
5,000 Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%,
12/15/35
12/28 at 100.00 AA- 5,221,400
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
7,115 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 A1 (4) 7,963,321
1,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 A1 (4) 1,119,230
1,250 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R 1,227,763
11,140 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2012B, 5.000%, 11/15/37, (Pre-refunded 11/15/22)
11/22 at 100.00 A+ (4) 11,253,517
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B:
2,930 5.000%, 11/15/47 11/32 at 100.00 N/R 3,297,627
1,700 5.250%, 11/15/53 11/32 at 100.00 N/R 1,939,547
12,900 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A 13,235,916
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A 2,742,975
5,260 Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51
8/31 at 100.00 AA- 5,285,564
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
5,120 5.000%, 12/01/32 12/26 at 100.00 BBB- 5,380,506
2,935 5.000%, 12/01/35 12/26 at 100.00 BBB- 3,053,075
1,800 5.000%, 12/01/40 12/26 at 100.00 BBB- 1,855,566
355 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 367,322

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
$ 6,200 0.000%, 9/01/22 - NPFG Insured No Opt. Call A $ 6,190,514
45,540 0.000%, 9/01/30 - NPFG Insured No Opt. Call A 34,998,401
16,635 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 11,693,407
49,250 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 32,988,635
E-470 Public Highway Authority, Colorado, Toll Revenue
Bonds, Series 2004A:
9,310 0.000%, 9/01/28 - NPFG Insured No Opt. Call A 7,763,888
2,900 0.000%, 9/01/34 - NPFG Insured No Opt. Call A 1,850,490
18,500 0.000%, 3/01/36 - NPFG Insured No Opt. Call A 10,984,005
1,200 El Paso County School District 3, Widefield, Colorado, Certificates of
Participation, Recreation Facility Project, Series 2021, 4.000%, 12/01/46
- AGM Insured
12/31 at 100.00 AA 1,231,068
2,450 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/49 - BAM Insured
12/30 at 100.00 AA 2,481,654
1,755 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 A2 1,760,651
3,000 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/41
12/31 at 100.00 AA- 3,093,330
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 N/R 3,067,530
5,700 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/46 - AGM Insured
12/31 at 100.00 N/R 5,788,977
5,000 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/51 - AGM
Insured
12/31 at 100.00 A3 5,049,300
2,000 Little Thompson Water District, Colorado, Water Revenue Bonds, Series
2020, 4.000%, 12/01/50
12/30 at 100.00 AA- 2,036,120
1,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 BBB+ 1,064,190
1,000 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/36
12/26 at 100.00 AA+ 1,053,920
1,230 Morgan County Quality Water District, Morgan and Washington Counties,
Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50 - AGM
Insured
12/30 at 100.00 AA 1,240,935
1,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/46 - AGM Insured
12/31 at 100.00 N/R 1,026,690
1,085 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
12/22 at 103.00 N/R 1,105,875
4,250 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 N/R 4,822,772
1,220 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
12/31 at 100.00 Baa3 1,281,537
17,735 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 A 18,979,997

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,040 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/37 - AGM
Insured
12/29 at 100.00 A $ 3,238,816
2,500 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series
2022, 4.000%, 11/01/52
11/32 at 100.00 N/R 2,546,650
600 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 572,250
Rampart Range Metropolitan District 1, Lone Tree,
Colorado, Limited Tax Supported and Special Revenue
Bonds, Refunding & Improvement Series 2017:
8,765 5.000%, 12/01/42 12/27 at 100.00 A2 9,622,392
3,600 5.000%, 12/01/47 12/27 at 100.00 A2 3,929,904
2,350 Roaring Fork Transportation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 AA- 2,402,264
3,250 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 3,552,705
Thompson Crossing Metropolitan District 6, Larimer
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Convertible to Unlimited Tax
Series 2020:
835 3.000%, 12/01/30, 144A No Opt. Call Ba2 735,677
1,300 5.000%, 12/01/44, 144A 12/30 at 100.00 Ba2 1,302,873
995 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 N/R 952,175
1,000 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%,
12/01/45 - BAM Insured
12/28 at 100.00 A3 937,100
4,000 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Series 2012A, 5.000%, 11/15/42
11/22 at 100.00 Aa3 4,029,400
2,500 University of Colorado, Enterprise System Revenue Bonds, Refunding
Green Series 2021A, 4.000%, 6/01/46
6/31 at 100.00 Aa1 2,548,200
14,500 University of Colorado, Enterprise System Revenue Bonds, Series 2014A,
5.000%, 6/01/46, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1 (4) 15,366,665
2,500 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%,
12/01/36 - BAM Insured
12/26 at 100.00 A2 2,610,325
5,000 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/40
12/29 at 100.00 N/R 5,663,550
2,175 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/30
12/26 at 100.00 AA 2,433,368
500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R 462,395
549,120 Total Colorado 519,735,789
Connecticut - 0.8% (0.5% of Total Investments)
1,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A- 1,726,758
10,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 9,723,700

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 2,800 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/55, 144A
1/26 at 102.00 BB+ $ 2,839,620
7,165 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A- 7,369,489
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/34 7/27 at 100.00 A3 542,125
2,425 5.000%, 7/01/42 7/27 at 100.00 A3 2,578,769
7,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/37
5/30 at 100.00 AA- 8,502,525
32,040 Total Connecticut 33,282,986
Delaware - 0.3% (0.2% of Total Investments)
1,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB 1,047,050
3,350 Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial
Hospital, Series 2013, 5.000%, 7/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 AA- (4) 3,454,654
9,070 Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series
2015, 5.000%, 6/01/55
6/25 at 100.00 AA- 9,502,004
13,420 Total Delaware 14,003,708
District of Columbia - 3.6% (2.2% of Total Investments)
1,250 District of Columbia Student Dormitory Revenue Bonds, Provident Group -
Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
10/22 at 100.00 BB- 1,253,700
107,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/22 at 23.12 N/R 24,626,050
District of Columbia, Revenue Bonds, Georgetown
University, Refunding Series 2017:
3,500 5.000%, 4/01/35 4/27 at 100.00 A- 3,799,985
3,440 5.000%, 4/01/36 4/27 at 100.00 A- 3,677,154
60 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 N/R (4) 68,200
Metropolitan Washington Airports Authority, Virginia,
District of Columbia, Dulles Toll Road Revenue Bonds,
Dulles Metrorail & Capital improvement Projects, Refunding
& Subordinate Lien Series 2019B:
12,455 4.000%, 10/01/44 10/29 at 100.00 Baa2 12,117,470
5,000 5.000%, 10/01/47 10/29 at 100.00 Baa2 5,265,900
13,710 4.000%, 10/01/49 10/29 at 100.00 Baa2 13,077,146
17,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series 2022A,
4.000%, 10/01/52 - AGM Insured
10/31 at 100.00 N/R 17,028,050
7,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/36 - AGC Insured
No Opt. Call A3 4,098,220
32,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A3 (4) 38,024,640
18,000 Metropolitan Washington Airports Authority, Virginia, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1 20,809,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 1,195 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45
7/30 at 100.00 AA $ 1,208,216
221,610 Total District of Columbia 145,053,811
Florida - 6.9% (4.2% of Total Investments)
2,800 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 5.000%, 9/01/46
9/23 at 100.00 BBB 2,828,896
2,830 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA- 3,060,164
1,585 Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding
Series 2003, 5.500%, 10/01/23 - AMBAC Insured
No Opt. Call AA 1,623,801
3,570 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013, 6.125%, 11/01/43, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R (4) 3,766,064
5,810 Collier County, Florida, Tourist Development Tax Revenue Bonds, Series
2018, 4.000%, 10/01/43
10/28 at 100.00 Aa3 5,879,952
Davie, Florida, Educational Facilities Revenue Bonds, Nova
Southeastern University Project, Series 2013A:
8,555 6.000%, 4/01/42, (Pre-refunded 4/01/23) 4/23 at 100.00 Baa1 (4) 8,806,945
4,280 5.625%, 4/01/43, (Pre-refunded 4/01/23) 4/23 at 100.00 Baa1 (4) 4,396,073
530 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 N/R 526,799
Florida Municipal Loan Council, Revenue Bonds, Series
2000B:
1,040 0.000%, 11/01/25 - NPFG Insured No Opt. Call Baa2 943,478
1,590 0.000%, 11/01/26 - NPFG Insured No Opt. Call Baa2 1,393,428
2,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 A+ 2,017,840
15,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018F, 5.000%, 10/01/48, (UB) (6)
10/28 at 100.00 A+ 16,423,050
Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien
Series 2015B:
5,730 5.000%, 10/01/40, (Pre-refunded 10/01/24) 10/24 at 100.00 A (4) 6,129,496
12,885 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 A (4) 13,783,342
Hillsborough County Industrial Development Authority,
Florida, Hospital Revenue Bonds, Florida Health Sciences
Center Inc D/B/A Tampa General Hospital, Series 2020A:
11,480 4.000%, 8/01/50 2/31 at 100.00 Baa1 10,845,500
2,000 4.000%, 8/01/55 2/31 at 100.00 Baa1 1,858,760
400 Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds,
Refunding Series 2012, 5.000%, 10/01/30, (Pre-refunded 10/01/22)
10/22 at 100.00 A+ (4) 402,352
2,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2 2,565,400
Miami Beach Redevelopment Agency, Florida, Tax
Increment Revenue Bonds, City Center/Historic Convention
Village, Series 2015A:
3,810 5.000%, 2/01/40 - AGM Insured 2/24 at 100.00 A1 3,966,439
19,145 5.000%, 2/01/44 - AGM Insured 2/24 at 100.00 A1 19,910,800

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
$ 205 5.000%, 7/01/32 7/27 at 100.00 BB+ $ 196,802
5,035 5.125%, 7/01/46 7/27 at 100.00 BB+ 4,610,197
7,390 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 A- 7,634,609
17,925 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A- 19,022,010
10,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/35
8/22 at 100.00 BBB+ 10,047,100
3,000 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 N/R 2,907,240
1,210 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Doral Academy, Series 2018, 5.000%, 1/15/37
1/28 at 100.00 BBB- 1,243,118
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A- 1,046,930
1,500 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A- 1,592,730
4,715 Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson
Health System, Series 2017, 5.000%, 6/01/38
6/27 at 100.00 Aa3 5,039,156
1,850 Miami-Dade County, Florida, Special Obligation Bonds, Refunding
Subordinate Series 2012B, 5.000%, 10/01/37, (Pre-refunded 10/01/22)
10/22 at 100.00 A2 (4) 1,861,026
7,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2018, 4.000%, 7/01/48
7/28 at 100.00 AA 7,014,910
5,770 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/22)
10/22 at 100.00 A+ (4) 5,804,389
Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B:
6,000 4.000%, 10/01/44 10/29 at 100.00 A+ 6,050,760
3,965 4.000%, 10/01/49 10/29 at 100.00 A+ 3,975,785
2,400 New Smyrna Beach Utilities Commission, Florida, Utility System Revenue
Certificates, Refunding Series 2020, 4.000%, 10/01/49
4/30 at 100.00 Aa2 2,417,976
27,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 N/R 26,450,820
1,095 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Capital Appreciation Series 2019A-2,
0.000%, 10/01/32
10/29 at 91.18 BBB- 713,338
4,250 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44
10/29 at 100.00 BBB- 4,482,432
5,680 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 A- 6,039,317
6,625 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/33
5/25 at 100.00 Aa3 6,714,835
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
4,595 5.000%, 8/15/42 8/27 at 100.00 A1 4,886,552
12,325 5.000%, 8/15/47 8/27 at 100.00 A1 13,029,374

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,030 Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments
Special Purpose Bonds, Stadium Project, Series 1995, 5.750%, 10/01/25
- NPFG Insured
No Opt. Call Baa2 $ 2,157,200
4,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 Aa2 3,980,720
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
345 4.000%, 7/01/39 7/30 at 100.00 A- 349,054
5,545 5.000%, 7/01/50 7/30 at 100.00 A- 5,951,615
2,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45,
(Pre-refunded 4/15/25)
4/25 at 100.00 A2 (4) 2,165,200
1,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/39
10/29 at 100.00 A2 1,005,170
7,400 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 A- 7,605,350
270,395 Total Florida 277,124,294
Georgia - 3.5% (2.1% of Total Investments)
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
3,400 5.000%, 11/01/33, (Pre-refunded 5/01/25) 5/25 at 100.00 AA- (4) 3,699,064
2,040 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 AA- (4) 2,219,438
1,755 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A,
5.500%, 11/01/22 - FGIC Insured
No Opt. Call AA- 1,772,690
2,510 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 N/R 2,463,590
2,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/42
4/27 at 100.00 A 2,127,920
5,300 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A1 5,250,710
5,725 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 A1 6,046,917
Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A:
4,330 5.000%, 4/01/42 4/27 at 100.00 A 4,606,947
13,670 5.000%, 4/01/47 4/27 at 100.00 A 14,463,817
6,370 4.000%, 4/01/50 4/30 at 100.00 A 6,324,327
11,350 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1 11,222,199
12,590 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA (4) 13,759,737
7,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 AA 7,974,150
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 4.000%, 2/15/40
2/31 at 100.00 N/R 2,022,880

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 3,565 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/63
7/28 at 100.00 BBB+ $ 3,760,932
2,935 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 N/R 2,966,727
11,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 A 11,064,460
1,350 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2005, 5.250%, 2/01/27
No Opt. Call AA+ 1,549,490
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A:
1,860 5.000%, 5/15/43 5/29 at 100.00 A3 1,958,375
8,000 5.000%, 5/15/49 No Opt. Call A3 8,816,960
7,905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 Baa1 8,103,020
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project M Bonds, Series 2021A:
1,000 5.000%, 1/01/56 1/30 at 100.00 BBB+ 1,055,160
1,675 5.000%, 1/01/62 - AGM Insured 1/30 at 100.00 BBB+ 1,767,393
8,230 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 Baa1 8,585,948
5,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 A1 5,009,250
675 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 4.000%, 10/01/38
10/29 at 100.00 AA- 703,067
133,735 Total Georgia 139,295,168
Guam - 0.1% (0.1% of Total Investments)
4,060 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Baa2 (4) 4,199,542
Hawaii - 0.0% (0.0% of Total Investments)
275 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB 279,342
Idaho - 0.3% (0.2% of Total Investments)
7,885 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/51
3/32 at 100.00 N/R 7,733,135
2,375 Idaho Housing and Finance Association, GNMA Housing Revenue
Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%,
3/20/37
8/22 at 101.00 Aaa 2,407,918
10,260 Total Idaho 10,141,053
Illinois - 15.3% (9.2% of Total Investments)
Board of Regents of Illinois State University, Auxiliary
Facilities System Revenue Bonds, Series 2018A:
1,000 5.000%, 4/01/34 - AGM Insured 4/28 at 100.00 A2 1,127,740
285 5.000%, 4/01/37 - AGM Insured 4/28 at 100.00 A2 318,585
1,370 5.000%, 4/01/38 - AGM Insured 4/28 at 100.00 A2 1,528,180
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B:
4,595 0.000%, 1/01/32 - FGIC Insured No Opt. Call A2 3,313,271
4,000 0.000%, 1/01/34 - FGIC Insured No Opt. Call A2 2,632,800
11,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 11,917,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB $ 5,290,800
6,920 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB 7,220,605
11,450 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 12,595,114
1,785 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB 1,963,679
23,535 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 26,861,437
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
1,500 5.000%, 12/01/38 12/30 at 100.00 BB 1,587,780
1,750 5.000%, 12/01/40 12/30 at 100.00 BB 1,846,127
1,000 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 -
NPFG Insured
No Opt. Call BB 1,086,960
4,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 4.000%, 12/01/50
12/29 at 100.00 A+ 3,917,680
9,285 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 9,672,834
22,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/25 - FGIC Insured
No Opt. Call BBB- 21,076,299
10,565 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB- 11,503,912
4,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/40
1/29 at 100.00 BBB- 4,205,760
5,000 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43
12/23 at 100.00 BBB 5,088,750
4,500 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47
12/27 at 100.00 A+ 4,777,335
3,500 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 Aa2 3,566,640
Illinois Educational Facilities Authority, Revenue Bonds,
Field Museum of Natural History, Series 2002.RMKT:
2,750 3.900%, 11/01/36 11/27 at 102.00 A 2,873,118
5,265 5.500%, 11/01/36 11/23 at 100.00 A 5,518,404
3,215 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 BBB+ 3,036,632
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
3,500 5.000%, 2/15/32 2/27 at 100.00 Aa2 3,831,695
25,880 4.000%, 2/15/41 2/27 at 100.00 Aa2 26,153,552
1,200 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 1,298,496
55 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 59,514
3,000 5.000%, 2/15/41 2/27 at 100.00 Aa2 3,198,300
2,500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 N/R 2,233,525
4,200 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2012, 5.000%, 9/01/38, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 4,212,054

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
$ 8,750 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) $ 9,338,175
11,030 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 11,771,437
16,165 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3 17,001,862
Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A:
10,945 4.000%, 8/15/42 8/32 at 100.00 N/R 10,854,813
4,155 5.000%, 8/15/51 8/32 at 100.00 N/R 4,562,273
1,100 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Tender Option Bond Trust 2015-XF0076, 14.910%, 8/15/37,
144A, (IF)
8/22 at 100.00 Aa2 1,105,665
22,590 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 A3 23,616,264
2,215 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 6.000%, 7/01/43
7/23 at 100.00 A- 2,290,443
4,135 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3 4,272,530
5,410 Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 A+ 5,637,923
12,645 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/40
8/31 at 100.00 AA- 12,610,606
Illinois State, General Obligation Bonds, April Series 2014:
2,500 5.000%, 4/01/31 4/24 at 100.00 BBB- 2,568,200
3,000 5.000%, 4/01/38 4/24 at 100.00 BBB- 3,058,890
Illinois State, General Obligation Bonds, December Series
2017A:
5,000 5.000%, 12/01/34 12/27 at 100.00 BBB- 5,317,550
2,000 5.000%, 12/01/35 12/27 at 100.00 BBB- 2,127,680
5,420 5.000%, 12/01/39 12/27 at 100.00 BBB- 5,717,504
1,600 Illinois State, General Obligation Bonds, February Series 2014, 5.250%,
2/01/32
2/24 at 100.00 BBB- 1,642,064
1,750 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/32
1/26 at 100.00 BBB- 1,834,875
3,565 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/26
No Opt. Call BBB- 3,871,697
3,770 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/42
3/32 at 100.00 N/R 4,274,011
Illinois State, General Obligation Bonds, May Series 2018A:
17,000 6.000%, 5/01/26 No Opt. Call BBB- 19,045,270
4,485 6.000%, 5/01/27 No Opt. Call BBB- 5,121,646
Illinois State, General Obligation Bonds, May Series 2020:
1,115 5.500%, 5/01/30 No Opt. Call BBB- 1,284,179
5,305 5.500%, 5/01/39 5/30 at 100.00 BBB- 5,920,168
2,515 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/23
No Opt. Call BBB- 2,608,508
9,710 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB- 10,630,896
2,035 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38 7/23 at 100.00 BBB- 2,086,587
5,030 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
1/23 at 100.00 A1 5,077,886

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2014B:
$ 8,000 5.000%, 1/01/38 1/24 at 100.00 A1 $ 8,222,800
6,500 5.000%, 1/01/39 1/24 at 100.00 A1 6,684,275
10,040 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 A1 10,607,160
8,890 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 A1 9,444,380
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2017A, 5.000%, 1/01/42
1/28 at 100.00 A1 10,867,000
11,090 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 A1 12,368,344
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2021A:
9,640 4.000%, 1/01/42 1/32 at 100.00 N/R 9,785,660
11,860 5.000%, 1/01/46 1/32 at 100.00 N/R 13,295,179
1,115 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052, 13.752%, 1/01/38, 144A, (IF)
1/23 at 100.00 A1 1,157,515
11,050 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call BBB- 12,063,174
1,500 Macon and DeWitt Counties Community Unit School District 2 Maroa-
Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%,
12/01/44 - AGM Insured
12/30 at 100.00 N/R 1,537,725
3,125 Macon County School District 61 Decatur, Illinois, General Obligation
Bonds, Alternate Revenue Source Refunding School Series 2020C,
4.000%, 1/01/45 - AGM Insured
1/27 at 100.00 A3 3,153,437
2,350 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 BB+ 2,442,661
8,800 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BB+ 9,152,088
4,750 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BB+ 4,905,325
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
33,000 0.000%, 6/15/45 - AGM Insured No Opt. Call BB+ 12,136,740
5,355 0.000%, 6/15/46 - AGM Insured No Opt. Call BB+ 1,872,483
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Refunding Series 1996A:
23,920 0.000%, 12/15/22 - NPFG Insured No Opt. Call BB+ 23,718,115
13,350 0.000%, 12/15/24 - NPFG Insured No Opt. Call BB+ 12,519,497
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Refunding Series 1998A:
2,170 5.500%, 12/15/23 - NPFG Insured No Opt. Call BB+ 2,235,621
1,510 5.500%, 12/15/23 - FGIC Insured, (ETM) No Opt. Call BB+ (4) 1,550,136

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
$ 3,505 0.000%, 6/15/30 No Opt. Call BBB+ $ 2,668,041
195 0.000%, 6/15/30, (ETM) No Opt. Call N/R (4) 159,453
28,000 0.000%, 12/15/35 - AGM Insured No Opt. Call BB+ 16,774,240
3,280 0.000%, 6/15/37 - NPFG Insured No Opt. Call BB+ 1,757,883
11,715 0.000%, 12/15/38 - NPFG Insured No Opt. Call BB+ 5,790,022
5,535 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call AA+ (4) 6,222,613
6,335 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 1999,
5.750%, 6/01/23 - AGM Insured
No Opt. Call A1 6,549,820
2,300 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call A1 2,809,404
4,125 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R (4) 4,425,960
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
2,250 5.000%, 3/01/29 3/25 at 100.00 A3 2,396,362
7,000 5.000%, 3/01/31 3/25 at 100.00 A3 7,437,220
2,000 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.250%, 10/01/38
10/23 at 100.00 Baa1 2,086,780
4,810 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 1/01/23 - AGM Insured
No Opt. Call A2 4,769,307
Will County Community Unit School District 201-U
Crete-Monee, Illinois, General Obligation Bonds, Capital
Appreciation Series 2004:
165 0.000%, 11/01/22 - NPFG Insured, (ETM) No Opt. Call N/R (4) 164,375
780 0.000%, 11/01/22 - NPFG Insured, (ETM) No Opt. Call Baa2 (4) 776,856
635,225 Total Illinois 615,272,451
Indiana - 2.5% (1.5% of Total Investments)
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 Baa1 6,148,080
Indiana Finance Authority, Hospital Revenue Bonds,
Community Health Network Project, Series 2012A:
5,000 4.000%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 A (4) 5,088,850
5,420 5.000%, 5/01/42, (Pre-refunded 5/01/23) 5/23 at 100.00 A (4) 5,557,614
7,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 AA 7,031,080
Indiana Finance Authority, Hospital Revenue Bonds,
Indiana University Health Obligation Group, Refunding
2015A:
1,875 4.000%, 12/01/40 6/25 at 100.00 AA 1,888,837
3,400 5.000%, 12/01/40 6/25 at 100.00 AA 3,537,870
11,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 A+ 11,847,000
5,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2012A, 5.000%, 10/01/37, (Pre-refunded
10/01/22)
10/22 at 100.00 Aa3 (4) 5,029,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 13,215 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+ $ 13,785,756
5,130 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 A+ 5,525,010
14,100 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+ 15,174,843
Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E:
9,255 0.000%, 2/01/25 - AMBAC Insured No Opt. Call AA- 8,769,668
9,560 0.000%, 2/01/26 - AMBAC Insured No Opt. Call AA- 8,828,851
1,580 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 - AGM
Insured
No Opt. Call A2 1,376,212
97,535 Total Indiana 99,589,071
Iowa - 0.7% (0.4% of Total Investments)
5,775 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%, 9/01/51
9/28 at 102.00 N/R 4,733,132
7,760 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 N/R 8,248,725
3,085 Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc.
Project, Series 2018A, 5.000%, 3/01/48
3/24 at 103.00 BB+ 3,087,345
8,265 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 1,102,055
Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016:
4,700 5.000%, 12/01/36, (Pre-refunded 12/01/26) 12/26 at 100.00 A- (4) 5,322,609
5,990 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 A- (4) 6,783,495
35,575 Total Iowa 29,277,361
Kansas - 0.4% (0.2% of Total Investments)
2,750 Ellis County Unified School District 489 Hays, Kansas, General Obligation
Bonds, Refunding & Improvement Series 2022B, 5.000%, 9/01/47 - AGM
Insured (WI/DD, Settling 9/01/22)
9/31 at 100.00 N/R 3,049,581
2,000 Kansas Development Finance Authority, Health Facilities Revenue Bonds,
Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38
11/22 at 100.00 A2 2,020,380
3,700 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/38 - BAM Insured
4/26 at 100.00 AA 4,065,634
5,270 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A 5,576,714
13,720 Total Kansas 14,712,309
Kentucky - 0.8% (0.5% of Total Investments)
6,010 Kentucky Economic Development Finance Authority, Health System
Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28
- NPFG Insured
No Opt. Call Baa2 4,963,959
1,300 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 BBB- 1,370,005
4,625 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49
8/29 at 100.00 BBB+ 4,893,527

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C:
$ 5,000 0.000%, 7/01/43 (5) 7/31 at 100.00 Baa2 $ 5,566,800
8,610 0.000%, 7/01/46 (5) 7/31 at 100.00 Baa2 9,613,668
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
2,655 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 (4) 2,749,784
430 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 (4) 446,241
1,380 University of Kentucky, General Receipts Bonds, University of Kentucky
Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44
5/29 at 100.00 AA- 1,403,833
30,010 Total Kentucky 31,007,817
Louisiana - 2.5% (1.5% of Total Investments)
6,535 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 6,603,944
4,000 East Baton Rouge Parish Capital Improvement District, Louisiana, MOVEBR
Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 N/R 4,354,960
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 A1 2,054,794
2,570 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 2,543,041
1,695 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A3 1,746,494
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
4,000 5.000%, 5/15/42 5/27 at 100.00 A3 4,200,800
22,625 5.000%, 5/15/46 5/27 at 100.00 A3 23,669,596
2,175 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3 2,129,673
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2016:
20 4.000%, 5/15/35, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 21,411
2,345 4.000%, 5/15/36 5/26 at 100.00 A3 2,365,214
20 5.000%, 5/15/47, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 22,158
1,975 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A3 2,027,298
13,590 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 13,994,438
1,015 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C, 5.000%, 5/01/45
11/27 at 100.00 AA- 1,109,639
12,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015A, 5.000%, 1/01/45
1/25 at 100.00 A- 12,423,480
5,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017A, 5.000%, 1/01/48
1/27 at 100.00 A- 5,277,650
6,280 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A (4) 6,661,196
4,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018A, 5.000%, 4/01/48 - AGM Insured
4/28 at 100.00 A2 4,375,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 5,000 Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series
2018A, 5.000%, 7/01/48
7/28 at 100.00 AA- $ 5,261,850
1,355 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2015, 5.000%, 12/01/40
12/25 at 100.00 A- 1,475,365
98,070 Total Louisiana 102,318,241
Maine - 0.8% (0.5% of Total Investments)
7,000 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1 (4) 7,215,460
6,300 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A,
5.000%, 7/01/41
7/26 at 100.00 Ba1 6,534,171
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A:
3,440 5.000%, 7/01/43 7/28 at 100.00 A+ 3,640,208
2,935 5.000%, 7/01/48 7/28 at 100.00 A+ 3,088,706
11,150 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A+ 10,996,353
750 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 4.000%, 7/01/46 - AGM Insured
7/31 at 100.00 A1 741,893
31,575 Total Maine 32,216,791
Maryland - 1.6% (1.0% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
3,260 5.000%, 9/01/35 9/27 at 100.00 CCC 3,262,738
1,000 5.000%, 9/01/39 9/27 at 100.00 CCC 983,490
1,645 5.000%, 9/01/46 9/27 at 100.00 CCC 1,580,187
8,610 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 A+ 9,318,861
275 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020, 4.000%, 7/01/50
7/30 at 100.00 Baa1 269,412
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 A 3,951,400
4,125 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 4.000%, 6/01/47
6/32 at 100.00 N/R 4,143,521
17,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/42
5/28 at 100.00 AA- 18,828,690
Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020:
3,000 4.000%, 7/01/39 7/30 at 100.00 AA- 3,139,590
3,000 4.000%, 7/01/50 7/30 at 100.00 N/R 3,029,730
9,095 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 Aa2 10,306,545
2,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44
6/25 at 100.00 AA- 2,093,900
1,150 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37
11/24 at 103.00 B- 1,158,878

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 2,250 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 B- $ 2,214,923
60,410 Total Maryland 64,281,865
Massachusetts - 2.0% (1.2% of Total Investments)
10,860 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51
7/31 at 100.00 Aa3 10,920,382
1,250 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 A (4) 1,309,037
435 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 BBB (4) 511,355
930 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 967,023
11,370 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA- 12,324,284
3,630 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2, 5.000%, 7/01/53
7/28 at 100.00 A3 3,839,306
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A 1,167,034
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2015:
2,070 4.500%, 1/01/45 1/25 at 100.00 Baa2 2,084,428
8,800 5.000%, 1/01/45 1/25 at 100.00 Baa2 9,016,128
2,700 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A 2,745,603
4,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/36
1/28 at 100.00 N/R 4,184,706
805 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/50
7/31 at 100.00 BBB+ 874,069
1,725 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 1,837,884
Massachusetts Development Finance Agency, Revenue
Bonds, Western New England University, Series 2015:
1,380 5.000%, 9/01/40 9/25 at 100.00 BBB 1,423,967
1,545 5.000%, 9/01/45 9/25 at 100.00 BBB 1,586,962
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA- 3,939,090
6,840 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 Aa2 (4) 7,025,980
12,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 N/R 13,666,440
74,540 Total Massachusetts 79,423,678
Michigan - 15.0% (9.1% of Total Investments)
315 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34
11/27 at 102.00 BB 318,024
840 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/24
No Opt. Call Aa3 887,956
4,150 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 4.000%, 5/01/50
5/30 at 100.00 Aa1 4,237,772

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 895 Bloomfield Township, Michigan, General Obligation Bonds, Refunding
Series 2016, 5.000%, 5/01/28
5/26 at 100.00 AAA $ 998,185
1,000 Boyne City Public School District, Charlevoix and Antrim Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2020I, 4.000%, 5/01/39 - AGM Insured
5/30 at 100.00 AA 1,038,810
4,445 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 AA 4,832,560
1,135 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA 1,190,354
6,525 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2020I, 4.000%, 5/01/50
5/30 at 100.00 AA 6,656,153
1,220 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+ 1,278,719
1,000 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.250%, 11/01/36
8/22 at 100.00 B 801,970
2,000 County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%,
2/15/47
2/27 at 100.00 Ba1 2,050,160
4,400 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA 4,615,996
2,830 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A2 3,196,202
15 Detroit, Michigan, Water Supply System Revenue Bonds, Refunding
Second Lien Series 2004A, 5.000%, 7/01/34 - AGM Insured
8/22 at 100.00 A+ 15,042
1,700 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA 1,887,204
Eastern Michigan University, General Revenue Bonds,
Refunding Series 2017A:
1,100 5.000%, 3/01/33 - BAM Insured 3/27 at 100.00 A2 1,212,574
2,270 5.000%, 3/01/36 - BAM Insured 3/27 at 100.00 A2 2,487,761
11,165 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 A2 11,193,136
1,045 Ferndale Public School District, Oakland County, Michigan, General
Obligation Bonds, Refunding Series 2021A, 4.000%, 5/01/42
5/31 at 100.00 AA 1,072,097
Ferris State University, Michigan, General Revenue Bonds,
Series 2020A:
1,000 4.000%, 10/01/39 10/29 at 100.00 A+ 1,019,050
350 4.000%, 10/01/40 10/29 at 100.00 A+ 356,009
Genesee County, Michigan, Sewage Disposal System
Revenue Bonds, Interceptors & Treatment Facilities, Series
2020A:
200 4.000%, 6/01/36 - BAM Insured 6/29 at 100.00 AA 211,884
200 4.000%, 6/01/37 - BAM Insured 6/29 at 100.00 AA 210,138
200 4.000%, 6/01/38 - BAM Insured 6/29 at 100.00 AA 208,184
200 4.000%, 6/01/39 - BAM Insured 6/29 at 100.00 AA 206,732
220 4.000%, 6/01/40 - BAM Insured 6/29 at 100.00 AA 228,314

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos
Place Project, Series 2001:
$ 7,955 0.000%, 12/01/22 No Opt. Call AAA $ 7,914,350
8,260 0.000%, 12/01/23 No Opt. Call AAA 8,069,029
8,575 0.000%, 12/01/24 No Opt. Call AAA 8,200,358
8,900 0.000%, 12/01/25 No Opt. Call AAA 8,316,160
3,000 0.000%, 12/01/26 No Opt. Call AAA 2,734,020
100 0.000%, 12/01/27 No Opt. Call AAA 88,618
4,305 0.000%, 12/01/29 No Opt. Call AAA 3,582,965
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, Refunding School Building &
Site Series 2016:
4,205 5.000%, 5/01/28 - AGM Insured 5/26 at 100.00 A3 4,652,748
1,000 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 A3 1,090,600
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 A3 1,138,380
1,250 5.000%, 11/01/42 - AGM Insured 5/29 at 100.00 A3 1,394,313
1,850 5.000%, 11/01/43 - AGM Insured 5/29 at 100.00 A3 2,056,700
Grand Rapids, Kent County, Michigan, Sanitary Sewer
System Revenue Bonds,  Improvement & Refunding Series
2020:
2,000 5.000%, 1/01/45 1/30 at 100.00 AA 2,238,400
1,000 4.000%, 1/01/50 1/30 at 100.00 AA 1,017,540
Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Improvement & Refunding Series 2014:
1,000 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 AA (4) 1,047,810
1,000 5.000%, 1/01/33, (Pre-refunded 1/01/24) 1/24 at 100.00 AA (4) 1,047,810
1,000 5.000%, 1/01/34, (Pre-refunded 1/01/24) 1/24 at 100.00 AA (4) 1,047,810
1,855 5.000%, 1/01/44, (Pre-refunded 1/01/24) 1/24 at 100.00 AA (4) 1,943,688
Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Series 2018:
2,500 5.000%, 1/01/43 1/28 at 100.00 AA 2,739,150
1,055 5.000%, 1/01/48 1/28 at 100.00 AA 1,149,982
Grand Rapids, Michigan, Water Supply System Revenue
Bonds, Series 2020:
2,400 5.000%, 1/01/40, (UB) (6) 1/30 at 100.00 AA 2,709,864
1,870 5.000%, 1/01/45, (UB) (6) 1/30 at 100.00 AA 2,092,904
3,000 5.000%, 1/01/50, (UB) (6) 1/30 at 100.00 AA 3,342,690
Grand Traverse County Hospital Finance Authority,
Michigan, Revenue Bonds, Munson Healthcare, Series
2019A:
1,720 5.000%, 7/01/36 7/28 at 100.00 A1 1,881,078
1,995 5.000%, 7/01/39 7/28 at 100.00 A1 2,161,742
500 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+ 533,315
1,005 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32
7/26 at 100.00 A2 1,097,078
Great Lakes Water Authority, Michigan, Water Supply
Revenue Bonds, Refunding Senior Lien Series 2016C:
6,245 5.000%, 7/01/32 7/26 at 100.00 A1 6,829,407
10,000 5.000%, 7/01/35 7/26 at 100.00 A1 10,870,100
27,960 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A1 29,987,380

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building &
Site Series 2020-I:
$ 2,040 4.000%, 5/01/45 5/30 at 100.00 AA $ 2,065,663
6,910 4.000%, 5/01/47 5/30 at 100.00 AA 6,966,869
1,265 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, Series 2017, 5.000%, 5/01/30
5/27 at 100.00 Aa3 1,426,439
1,675 Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home
Facilities Series 2017, 5.000%, 4/01/30
4/27 at 100.00 AA+ 1,878,663
Kent County, Michigan, General Obligation Bonds, Limited
Tax Capital Improvement Series 2016:
1,000 5.000%, 6/01/31 6/26 at 100.00 AAA 1,114,420
1,445 5.000%, 6/01/34 6/26 at 100.00 AAA 1,606,378
Kent County, Michigan, General Obligation Bonds, Limited
Tax Capital Improvement Series 2017A:
1,570 5.000%, 6/01/36 6/27 at 100.00 AAA 1,755,558
1,650 5.000%, 6/01/37 6/27 at 100.00 AAA 1,840,608
1,025 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/34
1/25 at 100.00 AAA 1,083,200
3,440 Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax
Series 2015, 5.000%, 1/01/31
1/25 at 100.00 AAA 3,654,174
Lake Saint Claire Clean Water Drain Drainage District,
Macomb County, Michigan, General Obligation Bonds,
Series 2013:
1,000 5.000%, 10/01/25, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (4) 1,039,920
1,020 5.000%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (4) 1,060,718
Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018:
2,395 5.000%, 1/15/38 - AGM Insured 1/28 at 100.00 AA 2,598,886
4,000 5.000%, 1/15/43 - AGM Insured 1/28 at 100.00 AA 4,304,040
9,700 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 AA- 10,532,842
11,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 AA- 12,090,100
Lansing School District, Ingham County, Michigan, General
Obligation Bonds, Series 2016I:
2,085 5.000%, 5/01/38 5/26 at 100.00 AA 2,291,957
2,200 5.000%, 5/01/41 5/26 at 100.00 AA 2,405,920
Lansing School District, Ingham County, Michigan, General
Obligation Bonds, Unlimited Tax, Series 2019:
1,325 5.000%, 5/01/40 5/29 at 100.00 AA 1,485,603
1,000 5.000%, 5/01/41 5/29 at 100.00 AA 1,119,080
2,200 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R 2,218,942
Marquette, Michigan, Electric Utility System Revenue
Bonds, Refunding Series 2016A:
75 5.000%, 7/01/32 7/26 at 100.00 AA- 83,208
500 5.000%, 7/01/33 7/26 at 100.00 AA- 554,720
1,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 1,677,090

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Finance Authority, Distributable State Aid
Revenue Bonds, Charter County of Wayne, Second Lien
Refunding Series 2020:
$ 30,480 4.000%, 11/01/50 11/30 at 100.00 Aa3 $ 30,491,887
10,125 4.000%, 11/01/55 11/30 at 100.00 Aa3 10,147,275
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Kalamazoo College Project, Refunding Series 2018,
5.000%, 12/01/43
12/28 at 100.00 A3 3,714,305
1,780 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 A+ (4) 1,897,017
4,850 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 A+ (4) 5,143,522
3,930 Michigan Finance Authority, Hospital Revenue Bonds, Oakwood
Obligated Group, Refunding Series 2013, 5.000%, 8/15/31, (Pre-
refunded 8/15/23)
8/23 at 100.00 A+ (4) 4,068,650
6,060 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45
5/25 at 100.00 A 6,303,551
3,000 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Series 2012, 5.000%, 11/15/42
11/22 at 100.00 A 3,024,840
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Regional Convention
Facility Authority Local Project, Series 2014H-1:
2,000 5.000%, 10/01/24 10/23 at 100.00 AA- 2,066,880
2,000 5.000%, 10/01/25 10/24 at 100.00 AA- 2,125,360
11,025 5.000%, 10/01/39 10/24 at 100.00 AA- 11,531,930
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Sewage Disposal System Local Project, Second
Lien Series 2015C:
4,665 5.000%, 7/01/34 7/25 at 100.00 A2 4,971,677
1,070 5.000%, 7/01/35 7/25 at 100.00 A2 1,139,411
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Refunding
Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 A1 1,567,890
1,625 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 A1 1,696,679
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
15,520 5.000%, 12/01/45 6/26 at 100.00 AA- 16,448,717
175 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R (4) 195,092
7,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 N/R 6,888,280
12,520 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36
12/27 at 100.00 AA- 12,698,285
1,900 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30
6/27 at 100.00 AA- 2,115,270
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022A-MI, 4.000%, 12/01/47
12/31 at 100.00 N/R 2,979,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Finance Authority, Revenue Bonds, Oakwood
Obligated Group, Refunding Series 2012:
$ 1,000 5.000%, 11/01/25, (Pre-refunded 11/01/22) 11/22 at 100.00 A+ (4) $ 1,008,680
1,000 5.000%, 11/01/26, (Pre-refunded 11/01/22) 11/22 at 100.00 A+ (4) 1,008,680
3,750 5.000%, 11/01/42, (Pre-refunded 11/01/22) 11/22 at 100.00 A+ (4) 3,782,550
1,135 Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean
Water Series 2012, 5.000%, 10/01/32, (Pre-refunded 10/01/22)
10/22 at 100.00 AAA (4) 1,141,765
Michigan Finance Authority, State Revolving Fund Revenue
Bonds, Clean Water Subordinate Refunding Series 2013:
1,955 5.000%, 10/01/22 No Opt. Call AAA 1,966,241
3,200 5.000%, 10/01/25, (Pre-refunded 10/01/22) 10/22 at 100.00 AAA (4) 3,219,072
11,730 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB 12,621,245
10,330 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 Aa2 10,241,988
210 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
8/22 at 100.00 N/R 210,071
1,845 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2013-I-A, 5.000%, 10/15/29
10/23 at 100.00 AA- 1,906,383
Michigan State Building Authority, Revenue Bonds,
Facilities Program, Refunding Series 2015-I:
14,915 5.000%, 4/15/31 10/25 at 100.00 AA- 16,134,301
2,085 5.000%, 4/15/31, (Pre-refunded 10/15/25) 10/25 at 100.00 N/R (4) 2,292,562
5,615 5.000%, 4/15/38 10/25 at 100.00 AA- 5,972,563
2,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 10/15/46
10/26 at 100.00 AA- 2,679,500
1,240 Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds, St. John's Health System, Series 1998A, 5.000%, 5/15/28 -
AMBAC Insured, (ETM)
8/22 at 100.00 N/R (4) 1,339,907
8,300 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 N/R 8,390,885
7,790 Michigan State University, General Revenue Bonds, Series 2013A, 5.000%,
8/15/41
8/23 at 100.00 AA 7,988,022
4,165 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 AA 4,591,996
1,950 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 Aa2 2,091,687
4,000 Michigan State, General Obligation Bonds, Environmental Program,
Refunding Series 2011A, 5.000%, 12/01/22
8/22 at 100.00 AA 4,011,280
15,330 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45, (UB) (6)
11/30 at 100.00 Aa2 15,610,079
4,790 Mona Shores Public Schools, Muskegon County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/48
5/29 at 100.00 Aa1 5,301,237
7,500 Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50, (UB) (6)
5/30 at 100.00 AA 8,489,250
2,945 Muskegon Community College District, Michigan, General Obligation
Bonds, Community Facility Series 2013I, 5.000%, 5/01/38
5/24 at 100.00 AA 3,089,158

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Muskegon County, Michigan, General Obligation
Wastewater Bonds, Management System 1, Refunding
Series 2015:
$ 1,350 5.000%, 11/01/33 11/25 at 100.00 AA $ 1,477,021
1,730 5.000%, 11/01/36 11/25 at 100.00 AA 1,886,496
Northern Michigan University, General Revenue Bonds,
Series 2018A:
400 5.000%, 12/01/33 6/28 at 100.00 A 449,232
650 5.000%, 12/01/35 6/28 at 100.00 A 725,004
1,200 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022-II, 4.000%,
5/01/47
5/32 at 100.00 N/R 1,207,380
5,400 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1 5,755,806
5,380 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 A+ (4) 5,660,997
1,510 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA 1,682,971
810 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A 895,107
1,435 South Haven Public Schools, Van Buren County, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA 1,507,008
550 Troy School District, Oakland County, Michigan, General Obligation
Bonds, Refunding Series 2015, 5.000%, 5/01/26
5/25 at 100.00 AA 597,608
4,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA (4) 4,222,440
University of Michigan, General Revenue Bonds, Series
2015:
5,735 5.000%, 4/01/40, (UB) (6) 4/26 at 100.00 AAA 6,389,593
2,400 5.000%, 4/01/46, (UB) (6) 4/26 at 100.00 AAA 2,673,936
2,150 University of Michigan, General Revenue Bonds, Series 2020A, 4.000%,
4/01/45
4/30 at 100.00 AAA 2,203,879
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
2,000 5.000%, 4/01/34 4/27 at 100.00 AAA 2,219,500
2,000 5.000%, 4/01/35 4/27 at 100.00 AAA 2,215,480
1,065 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA (4) 1,215,666
2,000 5.000%, 4/01/42, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA (4) 2,282,940
5,000 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA (4) 5,707,350
7,200 5.000%, 4/01/47, (Pre-refunded 4/01/27), (UB) 4/27 at 100.00 AAA (4) 8,218,584
1,600 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2014, 5.000%,
5/01/40, (Pre-refunded 11/01/23)
11/23 at 100.00 Aa1 (4) 1,667,168
2,000 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 Aa1 2,232,360
3,000 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 Aa1 3,330,180
1,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A- 1,085,970

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 4,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42 -
AGM Insured
12/22 at 100.00 A $ 4,032,200
2,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A- 2,322,496
3,700 Wayne State University, Michigan, General Revenue Bonds, Series 2013A,
5.000%, 11/15/40
11/23 at 100.00 A+ 3,798,161
5,000 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/43
11/28 at 100.00 A+ 5,443,750
2,810 Wayne State University, Michigan, General Revenue Bonds, Series 2019A,
5.000%, 11/15/35
11/29 at 100.00 A+ 3,156,332
2,590 West Bloomfield School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/36
- AGM Insured
5/27 at 100.00 A1 2,881,608
Western Michigan University, General Revenue Bonds,
Refunding Series 2013:
750 5.250%, 11/15/33, (Pre-refunded 11/15/23) - AGM Insured 11/23 at 100.00 Aa3 (4) 785,325
4,250 5.000%, 11/15/39, (Pre-refunded 11/15/23) - AGM Insured 11/23 at 100.00 Aa3 (4) 4,436,702
Western Michigan University, General Revenue Bonds,
Refunding Series 2015A:
1,500 5.000%, 11/15/40 5/25 at 100.00 A 1,586,520
850 5.000%, 11/15/45 5/25 at 100.00 A 895,526
3,335 Western Michigan University, General Revenue Bonds, Refunding Series
2019A, 5.000%, 11/15/49
11/29 at 100.00 A 3,683,641
525 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call Aa2 557,891
2,700 Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A,
5.000%, 10/01/44 - BAM Insured
10/25 at 100.00 AA 2,916,243
573,725 Total Michigan 602,552,814
Minnesota - 3.5% (2.1% of Total Investments)
285 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36
8/26 at 100.00 BB+ 261,713
3,565 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 N/R 2,778,882
730 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Taxable Series
2021B, 6.000%, 6/15/31
6/29 at 100.00 N/R 693,850
2,000 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 N/R 2,034,480
350 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/39
9/26 at 102.00 N/R 288,243
4,005 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian
Home Project, Series 2016, 5.000%, 10/01/41
10/24 at 102.00 N/R 3,879,924
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
1,615 3.500%, 8/01/25, 144A 8/22 at 100.00 N/R 1,605,908
1,000 5.000%, 8/01/46, 144A 8/22 at 100.00 N/R 1,000,180

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
$ 1,300 5.000%, 2/15/48 2/28 at 100.00 A- $ 1,361,581
10,700 5.000%, 2/15/53 2/28 at 100.00 A- 11,211,246
5,240 5.250%, 2/15/53 2/28 at 100.00 A- 5,565,456
5,500 5.000%, 2/15/58 2/28 at 100.00 A- 5,718,515
5,000 5.250%, 2/15/58 2/28 at 100.00 A- 5,275,000
3,600 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 N/R 3,808,980
295 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41
6/29 at 102.00 N/R 244,201
9,840 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 AAA 10,066,025
2,800 Itasca County Independent School District 318, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/37
2/27 at 100.00 AAA 2,898,000
405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R 421,820
2,250 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021, 4.000%, 11/15/40
11/31 at 100.00 N/R 2,284,605
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
2,530 4.000%, 11/15/48 11/28 at 100.00 A3 2,455,213
3,395 5.000%, 11/15/49 11/28 at 100.00 A3 3,574,324
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/33
7/29 at 100.00 N/R 1,140,630
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
3,500 5.000%, 1/01/41 1/27 at 100.00 A+ 3,771,635
5,000 5.000%, 1/01/46 1/27 at 100.00 A+ 5,354,600
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/42 10/30 at 100.00 N/R 1,009,250
610 4.125%, 10/01/42 10/30 at 100.00 N/R 615,642
2,140 5.000%, 10/01/47 10/30 at 100.00 N/R 2,284,022
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021A:
265 3.000%, 8/01/35 8/31 at 100.00 N/R 249,203
280 3.000%, 8/01/37 8/31 at 100.00 N/R 256,108
650 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/35
8/31 at 100.00 N/R 611,253
4,665 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C, 4.000%, 8/01/43
8/31 at 100.00 N/R 4,620,403
2,855 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 Aa3 3,159,057
10,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 N/R 11,278,400
6,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 4.000%, 5/01/49
5/29 at 100.00 A2 6,000,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/40
9/30 at 100.00 BB+ $ 1,015,230
5,850 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 6.000%, 9/01/51
9/26 at 100.00 BB+ 6,166,836
530 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 3.875%, 12/01/30
12/28 at 102.00 N/R 471,387
4,170 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 3,667,807
3,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 5.000%, 7/01/30
7/25 at 100.00 A 3,163,470
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
595 4.000%, 11/15/35 11/27 at 100.00 A3 605,282
1,470 4.000%, 11/15/43 11/27 at 100.00 A3 1,464,046
Saint Paul, Minnesota, Housing and Redevelopment
Authority, Minnesota Charter School Lease Revenue Bonds,
Series 2022A:
250 6.500%, 6/01/29 No Opt. Call N/R 256,267
1,070 6.375%, 6/01/42 6/29 at 103.00 N/R 1,111,024
3,055 6.500%, 6/01/57 6/29 at 103.00 N/R 3,171,457
850 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 N/R 794,759
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
3,595 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (4) 3,937,172
5,315 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (4) 5,820,882
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
300 5.000%, 8/01/32 8/24 at 102.00 N/R 308,301
150 5.000%, 8/01/33 8/24 at 102.00 N/R 153,873
250 5.000%, 8/01/35 8/24 at 102.00 N/R 255,902
600 4.000%, 8/01/39 8/24 at 102.00 N/R 559,878
2,000 5.000%, 8/01/49 8/24 at 102.00 N/R 2,023,080
138,420 Total Minnesota 142,725,002
Mississippi - 0.3% (0.2% of Total Investments)
11,465 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center New Facilities &
Refinancing Project, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 Aa2 11,517,624
Missouri - 5.8% (3.5% of Total Investments)
2,585 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2013A, 5.000%, 10/01/44, (Pre-refunded 10/01/22)
10/22 at 100.00 Aa2 (4) 2,600,407
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
2,470 4.000%, 8/01/33 8/26 at 100.00 Ba1 2,489,538
4,590 5.000%, 8/01/35 8/26 at 100.00 Ba1 4,810,228
640 4.000%, 8/01/38 8/26 at 100.00 Ba1 631,667

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Hannibal Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Hannibal Regional
Healthcare System, Series 2017:
$ 2,860 5.000%, 10/01/42 10/27 at 100.00 BBB+ $ 2,998,824
1,000 5.000%, 10/01/47 10/27 at 100.00 BBB+ 1,042,210
Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1:
8,150 0.000%, 4/15/27 - AMBAC Insured No Opt. Call A2 7,327,910
5,000 0.000%, 4/15/31 - AMBAC Insured No Opt. Call A2 3,933,800
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
2,475 4.000%, 1/01/38 1/28 at 100.00 AA 2,549,027
4,470 4.000%, 1/01/42 1/28 at 100.00 AA 4,572,274
1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 A2 1,755,530
2,700 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%,
11/01/38
11/29 at 100.00 N/R 2,453,139
2,695 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/44
5/29 at 100.00 AA+ 3,022,146
5,385 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B, 5.000%, 5/01/49
5/30 at 100.00 AA+ 6,100,828
2,160 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 N/R 2,459,959
3,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 2,966,400
1,350 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/35
5/26 at 100.00 A+ 1,432,134
5,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2020, 4.000%,
11/15/50
11/30 at 100.00 A+ 4,972,050
1,400 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/42
6/27 at 100.00 A1 1,544,158
11,985 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB 12,329,089
3,665 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA 3,678,121
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series
2021A:
1,830 4.000%, 7/01/40 7/31 at 100.00 AA 1,869,747
10,385 4.000%, 7/01/46 7/31 at 100.00 AA 10,484,904
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2013C, 4.000%, 1/01/50, (Mandatory Put 1/01/46)
7/26 at 100.00 AA 1,501,410
14,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (6)
1/28 at 100.00 AA 13,893,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 17,300 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2 $ 17,752,222
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2019A:
4,165 4.000%, 11/15/44 5/29 at 100.00 A2 4,153,463
4,220 4.000%, 11/15/49 5/29 at 100.00 A2 4,158,346
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,050 4.000%, 11/15/36 11/27 at 100.00 A+ 1,058,883
2,980 4.000%, 11/15/37 11/27 at 100.00 A+ 3,002,618
2,220 5.000%, 11/15/42 11/27 at 100.00 A+ 2,394,825
3,000 5.000%, 11/15/47 11/27 at 100.00 A+ 3,208,740
45,215 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+ 44,053,879
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
1,500 4.000%, 2/15/44 2/29 at 100.00 A1 1,506,960
700 4.000%, 2/15/54 2/29 at 100.00 A1 694,022
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33, (Pre-
refunded 6/01/24)
6/24 at 100.00 A+ (4) 3,121,020
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 N/R 2,924,220
10,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42
5/25 at 102.00 A+ 10,090,500
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,540 5.000%, 2/01/35 2/24 at 100.00 BBB 1,563,731
2,000 5.000%, 2/01/44 2/24 at 100.00 BBB 2,022,100
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB 1,175,875
700 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34
2/26 at 100.00 BBB 724,941
1,700 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42
2/24 at 104.00 BBB 1,774,171
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
1,500 5.000%, 2/01/42 2/29 at 102.00 BBB 1,587,210
1,000 4.000%, 2/01/48 2/29 at 100.00 BBB 913,820
500 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A, 4.000%, 10/01/48
4/29 at 100.00 A1 503,765
7,085 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Refunding Series 2016A,
5.000%, 12/01/34
6/26 at 100.00 A2 7,755,454
2,415 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project Series 2019, 4.000%, 12/01/41
12/25 at 100.00 AA+ 2,449,196
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Refunding Series
2016C:
1,675 4.000%, 12/01/31 12/25 at 100.00 AA+ 1,756,455
2,535 5.000%, 12/01/32 12/25 at 100.00 AA+ 2,756,762

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 220 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ $ 222,266
7,250 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 BB+ 7,086,658
725 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R 660,301
233,225 Total Missouri 234,491,223
Montana - 0.6% (0.3% of Total Investments)
1,475 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47
5/25 at 102.00 N/R 1,477,965
4,965 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 BBB 5,185,099
2,580 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/41
2/27 at 100.00 A+ 2,706,291
3,310 Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A 3,481,094
1,825 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA- 1,944,519
6,530 Montana State University, General Revenue Bonds, Series 2022, 5.250%,
11/15/52 - AGM Insured (WI/DD, Settling 8/16/22)
11/32 at 100.00 N/R 7,538,101
20,685 Total Montana 22,333,069
Nebraska - 1.6% (1.0% of Total Investments)
14,165 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+ 15,834,487
2,620 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/42
9/22 at 100.00 BBB+ 2,626,969
7,000 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Series 2022, 4.000%, 12/15/47 - AGM Insured
12/32 at 100.00 N/R 7,139,650
2,650 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A,
4.000%, 11/15/39
11/30 at 100.00 A1 2,680,448
3,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47
5/27 at 100.00 A1 3,131,460
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
3,500 5.000%, 11/01/45 11/25 at 100.00 A 3,648,470
1,400 5.000%, 11/01/48 11/25 at 100.00 A 1,457,022
5,000 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 A2 5,050,350
4,000 Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series
2012, 5.000%, 9/01/37, (Pre-refunded 9/01/22)
9/22 at 100.00 AA (4) 4,011,800
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A:
2,150 5.000%, 7/01/29 7/27 at 100.00 BBB 2,316,131
2,000 5.000%, 7/01/30 7/27 at 100.00 BBB 2,146,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
$ 1,000 5.000%, 7/01/32 7/25 at 100.00 BBB $ 1,042,420
820 5.000%, 7/01/33 7/25 at 100.00 BBB 853,103
2,000 5.000%, 7/01/34 7/25 at 100.00 BBB 2,077,520
5,110 Municipal Energy Agency of Nebraska, Power Supply System Revenue
Bonds, Refunding Series 2016A, 5.000%, 4/01/38
10/26 at 100.00 A 5,638,170
6,000 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022, 4.000%, 12/15/47
12/32 at 100.00 N/R 6,022,320
62,415 Total Nebraska 65,676,660
Nevada - 2.2% (1.3% of Total Investments)
6,030 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 A- 6,309,129
4,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018A, 4.000%, 6/15/37
6/28 at 100.00 A+ 4,148,400
7,525 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 AA+ 8,249,883
365 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB 370,647
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
2,300 4.000%, 9/01/26 No Opt. Call N/R 2,333,258
1,525 4.000%, 9/01/27 9/26 at 100.00 N/R 1,539,197
2,660 4.000%, 9/01/29 9/26 at 100.00 N/R 2,663,192
2,920 4.000%, 9/01/30 9/26 at 100.00 N/R 2,905,809
9,985 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Water Improvement Series 2022A, 4.000%, 6/01/38
12/31 at 100.00 N/R 10,532,278
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Refunding Series 2015:
5,000 5.000%, 6/01/32 12/24 at 100.00 AA 5,321,350
10,000 5.000%, 6/01/33 12/24 at 100.00 AA 10,633,300
6,620 5.000%, 6/01/39 12/24 at 100.00 AA 7,019,054
11,915 5.000%, 6/01/39, (UB) (6) 12/24 at 100.00 AA 12,633,236
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Tender Option Bond Trust 2015-XF0233:
3,995 14.553%, 12/01/22, 144A, (IF) (6) No Opt. Call AA 4,957,755
1,000 14.664%, 12/01/22, 144A, (IF) (6) No Opt. Call AA 1,241,140
2,500 14.561%, 6/01/39, 144A, (IF) (6) 12/24 at 100.00 AA 3,102,850
1,250 14.561%, 6/01/39, 144A, (IF) (6) 12/24 at 100.00 AA 1,551,425
1,250 14.561%, 6/01/39, 144A, (IF) (6) 12/24 at 100.00 AA 1,551,425
80,840 Total Nevada 87,063,328
New Hampshire - 0.2% (0.1% of Total Investments)
1,500 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Concord Hospital, Series 2017, 5.000%, 10/01/47
10/27 at 100.00 A2 1,570,425
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group,
Series 2018A:
1,115 5.000%, 8/01/36 2/28 at 100.00 A 1,190,564
2,935 5.000%, 8/01/37 2/28 at 100.00 A 3,127,888

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 1,110 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59
No Opt. Call A $ 1,314,162
6,660 Total New Hampshire 7,203,039
New Jersey - 6.8% (4.1% of Total Investments)
10,600 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call BBB 11,463,582
6,000 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Montclair Properties LLC, Montclair State University Student
Housing Project, Refunding Series 2017, 5.000%, 6/01/42 - AGM Insured
6/27 at 100.00 A2 6,499,020
20,890 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30, (Pre-
refunded 12/15/26)
12/26 at 100.00 BBB (4) 24,118,341
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2014UU:
5,515 5.000%, 6/15/30, (Pre-refunded 6/15/24) 6/24 at 100.00 BBB (4) 5,851,525
4,065 5.000%, 6/15/40 6/24 at 100.00 BBB 4,191,421
935 5.000%, 6/15/40, (Pre-refunded 6/15/24) 6/24 at 100.00 N/R (4) 992,054
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/43
12/28 at 100.00 BBB 1,070,150
2,415 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 BBB 2,348,346
1,980 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
8/22 at 100.00 BB+ 1,982,792
2,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 2,685,500
720 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA- 738,043
10,970 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 11,683,050
17,775 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 17,847,166
695 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB- 717,330
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
3,050 5.000%, 6/15/28 6/26 at 100.00 Baa1 3,327,977
7,795 5.000%, 6/15/29 6/26 at 100.00 Baa1 8,470,203
5,450 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 N/R 5,416,591
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Capital Appreciation Series
2010A:
5,000 0.000%, 12/15/26 No Opt. Call BBB 4,432,300
16,495 0.000%, 12/15/33 No Opt. Call BBB 10,841,339

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
$ 1,815 0.000%, 12/15/26 No Opt. Call AA+ $ 1,640,470
10,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call BBB 7,686,800
38,000 0.000%, 12/15/33 - AGM Insured No Opt. Call BBB+ 26,117,020
45,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call BBB 27,530,550
10,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call BBB 5,827,100
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call BBB 5,204,200
7,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.500%, 6/15/39
6/23 at 100.00 BBB 7,647,375
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/32
12/29 at 100.00 BBB 5,564,500
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 BBB 5,001,850
10,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 BBB 9,916,500
14,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-
1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A2 15,391,320
1,160 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 A2 1,221,700
1,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/33
1/28 at 100.00 A2 1,592,430
3,000 Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
Series 2005A, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call Aa3 2,803,440
Rutgers State University, New Jersey, Revenue Bonds,
Refunding Series 2013L:
2,000 5.000%, 5/01/38, (Pre-refunded 5/01/23) 5/23 at 100.00 A+ (4) 2,051,540
910 5.000%, 5/01/43, (Pre-refunded 5/01/23) 5/23 at 100.00 A+ (4) 933,451
3,905 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 Baa2 4,159,294
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
10,355 5.000%, 6/01/46 6/28 at 100.00 BBB+ 10,816,937
4,710 5.250%, 6/01/46 6/28 at 100.00 BBB+ 4,985,582
2,615 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 2,667,797
305,320 Total New Jersey 273,436,586
New York - 9.9% (6.0% of Total Investments)
7,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/45
No Opt. Call Ba1 2,140,180
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
11,930 5.000%, 7/01/50 7/25 at 100.00 N/R 12,243,640
900 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R (4) 981,108
4,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2013A, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 AA- (4) 4,128,680
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/33, 144A
6/27 at 100.00 BBB- 1,057,720

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose
Series 2015B Group C:
$ 14,070 5.000%, 2/15/36 2/25 at 100.00 Aa2 $ 14,953,174
5 5.000%, 2/15/36, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R (4) 5,404
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose
Series 2022A:
10,000 4.000%, 3/15/39 3/32 at 100.00 N/R 10,243,800
15,355 5.000%, 3/15/46 3/32 at 100.00 N/R 17,220,479
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019A. Bidding Group 1,2,3,4:
4,000 5.000%, 3/15/45 3/29 at 100.00 Aa2 4,388,280
7,250 5.000%, 3/15/46 3/29 at 100.00 Aa2 7,940,707
14,800 4.000%, 3/15/48 3/29 at 100.00 N/R 14,896,940
40,680 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa2 41,011,949
1,645 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 N/R 1,746,200
10,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call BBB+ 11,691,200
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2014A:
1,045 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 A2 1,066,600
780 5.000%, 9/01/44 9/24 at 100.00 A 812,869
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 A 5,605,350
Long Island Power Authority, New York, Electric System
Revenue Bonds, Series 2012A:
9,745 5.000%, 9/01/42, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R (4) 9,773,650
5,010 5.000%, 9/01/42, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R (4) 5,024,730
345 5.000%, 9/01/42 9/22 at 100.00 N/R 345,852
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2013A, 5.000%, 7/01/43,
(Pre-refunded 7/01/23)
7/23 at 100.00 AA- (4) 1,031,800
7,225 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series BB, 5.000%, 6/15/46
6/23 at 100.00 AA+ 7,372,535
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series EE, 5.000%, 6/15/37
6/27 at 100.00 AA+ 5,509,500
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 5,043,400
5,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 AA+ 5,524,475
3,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36
7/27 at 100.00 Aa3 3,616,340
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 Aa1 5,078,500
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
5/28 at 100.00 Aa1 5,514,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
8/28 at 100.00 Aa1 $ 11,089,500
7,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/46
11/30 at 100.00 N/R 7,072,730
9,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/42
2/31 at 100.00 Aa1 9,684,965
1,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/47
2/32 at 100.00 N/R 1,682,550
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA- 2,230,815
10,370 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 AA- 10,458,145
3,500 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 AA- 3,509,555
1,910 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
4.000%, 8/01/41
8/30 at 100.00 AA- 1,932,080
New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1:
12,000 4.000%, 3/01/47 3/31 at 100.00 AA- 12,034,440
12,000 5.000%, 3/01/50 3/31 at 100.00 AA- 13,377,480
10 New York City, New York, General Obligation Bonds, Fiscal Series 1996J,
5.500%, 2/15/26
8/22 at 100.00 AA- 10,030
5 New York City, New York, General Obligation Bonds, Fiscal Series 1997H,
6.125%, 8/01/25
8/22 at 100.00 AA- 5,018
23,920 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 24,084,809
1,590 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 N/R 1,608,762
10,000 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.250%, 1/01/56
1/26 at 100.00 A- 10,547,400
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Series 2021A-1:
4,000 4.000%, 3/15/44 3/31 at 100.00 AA+ 4,011,840
10,000 4.000%, 3/15/54 3/31 at 100.00 AA+ 9,967,400
25,035 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 N/R 27,791,854
3,925 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38
12/23 at 100.00 A+ 4,074,739
5,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA- 5,298,050
Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien
Series 2013A:
10,725 0.000%, 11/15/31 No Opt. Call A+ 8,011,146
1,105 0.000%, 11/15/32 No Opt. Call A+ 792,108
1,300 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54
11/30 at 100.00 AA- 1,420,744
5,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 6,160,990

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 N/R $ 11,372,200
5,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/45
6/27 at 100.00 CCC+ 5,027,650
388,740 Total New York 399,226,612
North Carolina - 5.9% (3.6% of Total Investments)
Buncombe County, North Carolina, Limited Obligation
Bonds, Refunding Series 2014A:
1,085 5.000%, 6/01/33, (Pre-refunded 6/01/24) 6/24 at 100.00 AA+ (4) 1,149,850
1,600 5.000%, 6/01/34, (Pre-refunded 6/01/24) 6/24 at 100.00 AA+ (4) 1,695,632
Catawba County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2014A:
1,000 5.000%, 6/01/30 6/24 at 100.00 AA 1,054,490
730 5.000%, 6/01/31 6/24 at 100.00 AA 768,675
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Refunding Series 2014A:
2,865 5.000%, 7/01/27 7/24 at 100.00 Aa3 3,030,883
3,000 5.000%, 7/01/28 7/24 at 100.00 Aa3 3,166,410
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Refunding Series 2017A:
1,365 5.000%, 7/01/42, (UB) (6) 7/27 at 100.00 Aa3 1,484,902
5,390 5.000%, 7/01/47, (UB) (6) 7/27 at 100.00 Aa3 5,829,339
2,045 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA 2,163,487
Charlotte, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2015:
940 5.000%, 7/01/32 7/25 at 100.00 AAA 1,016,478
2,325 5.000%, 7/01/40 7/25 at 100.00 AAA 2,489,936
16,865 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44, (UB) (6)
7/28 at 100.00 AAA 18,973,125
2,055 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA 2,311,875
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018A, 5.000%, 1/15/36
1/29 at 100.00 AA- 4,401,560
835 Durham, North Carolina, General Obligation Bonds, Refunding Series
2015, 5.000%, 10/01/26
No Opt. Call AAA 943,600
5,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2014A, 5.000%, 10/01/41, (Pre-refunded 10/01/23)
10/23 at 100.00 AA- (4) 5,199,600
2,310 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 AA- 2,541,693
4,750 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 Aa1 4,838,872
2,000 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 Aa2 (4) 2,326,620
500 Henderson County, North Carolina, Limited Obligation Bonds, Series
2015, 5.000%, 10/01/31
10/25 at 100.00 AA 542,410
215 Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series
2013, 7.750%, 2/01/24
2/23 at 100.00 N/R 215,813

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 500 New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Refunding Series 2013, 5.000%,
10/01/26, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R (4) $ 519,370
6,140 New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47, (Pre-
refunded 10/01/27)
10/27 at 100.00 N/R (4) 7,050,930
1,800 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 A1 1,922,022
3,900 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+ 4,267,419
9,485 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25), (UB) (6)
10/25 at 100.00 AA+ (4) 10,433,500
1,605 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 AA+ (4) 1,765,500
North Carolina Capital Facilities Finance Agency, Revenue
Bonds, Johnson & Wales University, Series 2013A:
1,560 5.000%, 4/01/32, (Pre-refunded 4/01/23) 4/23 at 100.00 Baa2 (4) 1,595,381
1,000 5.000%, 4/01/33, (Pre-refunded 4/01/23) 4/23 at 100.00 Baa2 (4) 1,022,680
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%,
1/01/37
7/26 at 100.00 Aa3 5,143,000
2,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 Aa3 2,718,600
2,720 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016,
5.000%, 10/01/37
10/24 at 102.00 N/R 2,752,395
2,375 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Cape Fear Valley Health System, Refunding Series 2012A,
5.000%, 10/01/27, (Pre-refunded 10/01/22)
10/22 at 100.00 N/R (4) 2,389,155
2,690 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Deerfield Episcopal Retirement Community, Refunding First
Mortgage Series 2016, 5.000%, 11/01/37
11/26 at 100.00 A 2,873,108
1,250 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016D, 5.000%,
6/01/29
6/26 at 100.00 AA 1,374,663
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 A2 2,071,200
3,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
12/22 at 100.00 A2 3,023,940
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, WakeMed, Refunding Series
2012A:
2,000 5.000%, 10/01/27, (Pre-refunded 10/01/22) 10/22 at 100.00 A2 (4) 2,011,920
6,800 5.000%, 10/01/31, (Pre-refunded 10/01/22) 10/22 at 100.00 A2 (4) 6,840,528
1,500 5.000%, 10/01/38, (Pre-refunded 10/01/22) 10/22 at 100.00 A2 (4) 1,508,940
450 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R (4) 467,168
500 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 N/R 492,820

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
North Carolina Municipal Power Agency 1, Catawba
Electric Revenue Bonds, Refunding Series 2015A:
$ 1,545 5.000%, 1/01/28 1/26 at 100.00 A $ 1,687,959
1,500 5.000%, 1/01/32 1/26 at 100.00 A 1,610,520
760 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2016A, 5.000%, 1/01/30
7/26 at 100.00 A 831,372
2,020 North Carolina State University at Raleigh, General Revenue Bonds, Series
2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/23)
10/23 at 100.00 AA (4) 2,100,638
5,000 North Carolina State, Limited Obligation Bonds, Refunding Series 2014C,
5.000%, 5/01/25
5/24 at 100.00 AA+ 5,282,050
North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B:
2,000 5.000%, 5/01/29, (UB) (6) 5/27 at 100.00 AA+ 2,259,840
4,000 5.000%, 5/01/30, (UB) (6) 5/27 at 100.00 AA+ 4,502,760
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
835 0.000%, 7/01/28 7/26 at 91.99 Baa3 671,348
800 0.000%, 7/01/30 7/26 at 83.69 Baa3 580,248
850 0.000%, 7/01/31 7/26 at 79.58 Baa3 583,304
2,400 0.000%, 7/01/33 7/26 at 71.99 Baa3 1,479,768
3,160 0.000%, 7/01/36 7/26 at 61.63 Baa3 1,655,840
3,100 0.000%, 7/01/37 7/26 at 58.52 Baa3 1,538,375
1,900 0.000%, 7/01/40 7/26 at 50.36 Baa3 803,567
400 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 Baa3 412,532
2,200 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 - AGM
Insured
1/27 at 100.00 BBB 2,382,842
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/40
1/29 at 100.00 BBB 1,057,130
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
150 0.000%, 1/01/31 - AGC Insured No Opt. Call BBB 115,971
4,375 0.000%, 1/01/33 - AGC Insured No Opt. Call BBB 3,104,325
2,300 0.000%, 1/01/34 - AGC Insured No Opt. Call BBB 1,558,664
2,380 0.000%, 1/01/35 - AGC Insured No Opt. Call BBB 1,540,312
7,575 0.000%, 1/01/37 - AGC Insured No Opt. Call BBB 4,447,358
1,470 0.000%, 1/01/38 - AGC Insured No Opt. Call BBB 820,143
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB 10,485,900
3,040 Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A2 3,244,379
Orange County Public Facilities Company, North Carolina,
Limited Obligation Bonds, Refunding Series 2017:
200 5.000%, 10/01/27 No Opt. Call AA+ 230,736
150 5.000%, 10/01/28 10/27 at 100.00 AA+ 171,918
400 5.000%, 10/01/30 10/27 at 100.00 AA+ 453,716
Raleigh, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2013A:
5,000 5.000%, 3/01/28, (Pre-refunded 3/01/23) 3/23 at 100.00 AAA (4) 5,101,150
3,785 5.000%, 3/01/43, (Pre-refunded 3/01/23) 3/23 at 100.00 AAA (4) 3,861,571
5,000 Raleigh, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2016A, 4.000%, 3/01/46
3/27 at 100.00 AAA 5,098,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 1,000 Raleigh, North Carolina, General Obligation Bonds, Refunding Series
2016A, 5.000%, 9/01/26
No Opt. Call AAA $ 1,127,730
1,000 Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%,
10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 AA+ (4) 1,039,920
Raleigh, North Carolina, Limited Obligation Bonds, Series
2014A:
1,195 5.000%, 10/01/25 10/24 at 100.00 AA+ 1,277,431
1,305 5.000%, 10/01/26 10/24 at 100.00 AA+ 1,394,719
650 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/30
5/26 at 100.00 AA- 712,725
Sampson County, North Carolina, Limited Obligation
Bonds, Refunding Series 2017:
300 5.000%, 9/01/32 9/27 at 100.00 A 331,533
1,250 4.000%, 9/01/35 9/27 at 100.00 A 1,286,450
1,265 4.000%, 9/01/36 9/27 at 100.00 A 1,292,855
1,000 4.000%, 9/01/37 9/27 at 100.00 A 1,020,310
1,100 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 Aa2 1,129,843
1,360 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/45
No Opt. Call Aa3 1,653,801
800 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 A+ (4) 868,424
170 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 A+ 189,516
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2014:
2,070 5.000%, 4/01/32, (Pre-refunded 4/01/24) 4/24 at 100.00 A+ (4) 2,185,112
1,175 5.000%, 4/01/33, (Pre-refunded 4/01/24) 4/24 at 100.00 A+ (4) 1,240,342
1,385 5.000%, 4/01/35, (Pre-refunded 4/01/24) 4/24 at 100.00 A+ (4) 1,462,020
4,735 University of North Carolina, Charlotte, General Revenue Bonds, Series
2017, 5.000%, 10/01/42
10/27 at 100.00 A+ 5,165,648
1,415 University of North Carolina, Greensboro, General Revenue Bonds,
Refunding Series 2017, 5.000%, 4/01/31
4/28 at 100.00 A+ 1,601,370
University of North Carolina, Greensboro, General Revenue
Bonds, Series 2014:
1,000 5.000%, 4/01/32 4/24 at 100.00 A+ 1,053,070
3,065 5.000%, 4/01/39 4/24 at 100.00 A+ 3,227,660
4,765 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 A+ 5,240,023
University of North Carolina, Wilmington, General Revenue
Bonds, Refunding Series 2019B:
1,000 4.000%, 10/01/39 10/29 at 100.00 Aa3 1,024,120
1,500 4.000%, 10/01/44 10/29 at 100.00 Aa3 1,523,970
1,845 4.000%, 10/01/49 10/29 at 100.00 Aa3 1,862,638
1,250 Western Carolina University, North Carolina, General Revenue Bonds,
Refunding Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 Aa3 1,324,988
236,545 Total North Carolina 238,300,193

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota - 0.9% (0.6% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2017A:
$ 1,000 5.000%, 12/01/37 12/27 at 100.00 BBB- $ 1,058,890
8,525 5.000%, 12/01/42 12/27 at 100.00 BBB- 8,826,444
7,070 4.000%, 12/01/47 12/27 at 100.00 BBB- 6,708,864
1,800 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/51
12/31 at 100.00 BBB- 1,680,498
900 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R 863,460
500 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%,
12/01/24
No Opt. Call N/R 507,915
2,700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/51 - AGM Insured
6/30 at 100.00 A1 2,675,808
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
11,065 5.000%, 6/01/43 6/28 at 100.00 BBB- 11,466,881
2,610 5.000%, 6/01/48 6/28 at 100.00 BBB- 2,690,101
1,420 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (7)
9/23 at 100.00 N/R 710,000
37,590 Total North Dakota 37,188,861
Ohio - 6.5% (4.0% of Total Investments)
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016:
3,020 5.250%, 11/15/41 11/26 at 100.00 BBB+ 3,189,785
8,255 5.250%, 11/15/46 11/26 at 100.00 BBB+ 8,650,249
11,940 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Refunding & Improvement Series 2015A, 5.000%, 11/01/43
11/24 at 100.00 A+ 12,370,795
8,655 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/38
2/28 at 100.00 A+ 8,692,390
2,750 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/42
6/27 at 100.00 A+ 2,979,982
25,315 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 3,684,598
2,085 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 2,013,151
41,270 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 41,269,587
5,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/43
1/29 at 100.00 N/R 5,045,500
Cleveland Heights-University Heights City School District,
Ohio, General Obligation Bonds, School Improvement
Series 2014:
7,060 5.000%, 12/01/51, (Pre-refunded 6/01/23) 6/23 at 100.00 A1 (4) 7,264,246
10,480 5.000%, 12/01/51, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R (4) 10,783,186

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021:
$ 300 4.000%, 7/01/37 7/31 at 100.00 A3 $ 313,758
300 4.000%, 7/01/38 7/31 at 100.00 A3 312,753
350 4.000%, 7/01/39 7/31 at 100.00 A3 363,944
1,000 4.000%, 7/01/51 7/31 at 100.00 A3 1,001,080
5,165 Cuyahoga Community College District, Ohio, General Obligation Bonds,
Facilities Construction & Improvement Series 2018, 4.000%, 12/01/38
6/26 at 100.00 AA 5,274,860
5,975 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2 6,010,611
Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A:
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB- 1,504,635
1,120 5.000%, 1/01/52 1/27 at 100.00 BBB- 1,121,266
Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series
2016:
3,425 5.000%, 1/01/46 1/26 at 100.00 BBB- 3,435,480
6,000 5.000%, 1/01/51 1/26 at 100.00 BBB- 6,007,140
6,920 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 Aa3 (4) 7,020,824
14,850 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23), (UB) (6)
1/23 at 100.00 Aa3 (4) 15,066,365
JobsOhio Beverage System, Ohio, Statewide Senior Lien
Liquor Profits Revenue Bonds, Tender Option Bond Trust
2016-XG0052:
875 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) (6) 1/23 at 100.00 Aa3 (4) 926,004
1,050 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) (6) 1/23 at 100.00 Aa3 (4) 1,111,204
5,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/45
8/28 at 100.00 A2 5,318,550
6,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call A2 7,157,520
1,750 Milford Exempted Village School District, Ohio, General Obligation Bonds,
School Improvement Series 2022, 4.000%, 12/01/51
12/30 at 100.00 N/R 1,759,852
21,000 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2014, 5.000%,
11/15/49, (Pre-refunded 11/15/24)
11/24 at 100.00 AA+ (4) 22,566,600
9,365 Ohio Higher Educational Facility Commission, Revenue Bonds, University
of Dayton, Series 2018A, 5.000%, 12/01/48
6/28 at 100.00 A2 9,984,495
3,195 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2020A, 5.000%, 1/15/50
1/30 at 100.00 A 3,430,376
7,065 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 N/R 7,021,268
9,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien Series 2018A, 4.000%,
2/15/46
2/28 at 100.00 A+ 9,152,010
7,550 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 0.000%, 2/15/36 (5)
2/31 at 100.00 A+ 8,778,612

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 19,515 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Current Interest Series
2013A-1, 5.000%, 2/15/48, (Pre-refunded 2/15/23)
2/23 at 100.00 A+ (4) $ 19,865,685
4,255 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/49
12/29 at 100.00 A- 4,523,065
Southeastern Ohio Port Authority, Hospital Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
135 5.750%, 12/01/32 12/22 at 100.00 BB- 135,884
130 6.000%, 12/01/42 12/22 at 100.00 BB- 130,744
4,190 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 -
AGM Insured
No Opt. Call Aa3 4,732,479
3,670 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 3,746,042
276,480 Total Ohio 263,716,575
Oklahoma - 0.3% (0.2% of Total Investments)
1,165 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019, 5.000%, 9/01/45
9/29 at 100.00 Baa1 1,211,973
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
2,205 5.250%, 8/15/48 8/28 at 100.00 BB+ 2,098,057
7,270 5.500%, 8/15/57 8/28 at 100.00 BB+ 6,967,423
1,125 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/37
11/25 at 102.00 BBB- 1,182,937
11,765 Total Oklahoma 11,460,390
Oregon - 2.4% (1.5% of Total Investments)
11,955 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Series 2022B, 5.000%, 6/15/52
6/32 at 100.00 N/R 13,787,343
Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A:
760 5.000%, 6/15/38 6/27 at 100.00 Aa1 845,036
2,750 5.000%, 6/15/39 6/27 at 100.00 Aa1 3,053,683
1,185 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.375%, 11/15/55
11/25 at 102.00 N/R 1,193,117
Columbia County School District 502 Saint Helens, Oregon,
General Obligation Bonds, Series 2017:
1,310 5.000%, 6/15/38 6/27 at 100.00 Aa1 1,452,764
1,705 5.000%, 6/15/39 6/27 at 100.00 Aa1 1,884,246
4,170 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%,
8/01/45
8/30 at 100.00 N/R 4,267,995
2,800 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/50
8/30 at 100.00 N/R 3,022,096
7,955 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 A+ 8,300,247
3,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2022A, 5.000%, 6/01/52
6/32 at 100.00 N/R 3,259,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
Oregon Facilities Authority, Revenue Bonds, Samaritan
Health Services, Refunding Series 2016A:
$ 6,275 5.000%, 10/01/35 10/26 at 100.00 BBB+ $ 6,586,115
2,120 5.000%, 10/01/46 10/26 at 100.00 BBB+ 2,194,624
140 5.000%, 10/01/46, (Pre-refunded 10/01/26) 10/26 at 100.00 N/R (4) 156,713
Oregon Health and Science University, Revenue Bonds,
Green Series 2021A:
2,825 4.000%, 7/01/44 1/32 at 100.00 N/R 2,870,850
25,400 4.000%, 7/01/51 1/32 at 100.00 N/R 25,411,176
8,890 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 Aa1 (4) 9,280,538
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Project, Refunding Series 2016A:
4,000 4.000%, 5/15/41 5/26 at 100.00 A+ 3,997,600
5,265 5.000%, 5/15/46 5/26 at 100.00 A+ 5,485,340
500 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36,
144A
5/29 at 100.00 A3 562,630
93,005 Total Oregon 97,612,093
Pennsylvania - 5.7% (3.4% of Total Investments)
15,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/47
4/28 at 100.00 A 15,765,150
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B:
1,000 4.000%, 6/01/45 12/30 at 100.00 A+ 1,009,640
1,765 4.000%, 6/01/50 12/30 at 100.00 A+ 1,770,030
Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series
1998:
3,125 0.000%, 5/15/23 - AGM Insured No Opt. Call A2 3,072,625
3,135 0.000%, 5/15/24 - AGM Insured No Opt. Call A2 3,006,120
3,155 0.000%, 5/15/26 - AGM Insured No Opt. Call A2 2,859,313
4,145 0.000%, 11/15/26 - AGM Insured No Opt. Call A2 3,697,506
2,800 0.000%, 5/15/28 - AGM Insured No Opt. Call A2 2,370,368
3,000 0.000%, 11/15/28 - AGM Insured No Opt. Call A2 2,491,320
1,200 Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/42
11/27 at 100.00 A+ 1,265,340
895 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 A 979,461
26,595 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/42
7/27 at 100.00 A 29,057,963
1,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 - AMBAC
Insured
No Opt. Call A1 1,226,442
3,500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/46
11/29 at 100.00 N/R 3,749,725
4,915 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United
Zion Retirement Community, Series 2017A, 5.000%, 12/01/47
6/27 at 100.00 N/R 4,511,773

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Lehigh County Authority, Pennsylvania, Water and
Sewer Revenue Bonds, Allentown Concession, Capital
Appreciation Series 2013B:
$ 4,480 0.000%, 12/01/31 No Opt. Call A $ 3,247,194
5,180 0.000%, 12/01/32 No Opt. Call A 3,591,812
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
4,310 5.125%, 12/01/47 12/23 at 100.00 A 4,486,667
4,960 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (4) 5,192,773
5,410 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 5,781,667
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/44
9/29 at 100.00 A 1,003,730
4,770 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 N/R 4,673,646
5,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 (4) 5,395,450
5,005 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/43
5/30 at 100.00 N/R 5,156,802
630 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 12/31/23
8/22 at 100.00 N/R 113,437
256 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 12/31/23 (cash 5.000%, PIK 5.000%)
No Opt. Call N/R 45,939
1,700 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
AICUP Financing Program-Delaware Valley College of Science and
Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32
11/22 at 100.00 Ba1 1,710,115
5,910 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
8/29 at 100.00 Aa3 5,961,003
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2013A:
2,010 5.000%, 12/01/36, (Pre-refunded 12/01/22) 12/22 at 100.00 A2 (4) 2,033,899
1,105 5.000%, 12/01/36, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (4) 1,118,138
16,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 N/R 16,086,720
16,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A3 19,730,919
5,575 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 A1 5,854,809
6,340 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/41
6/26 at 100.00 A1 6,716,533
6,935 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/51
6/31 at 100.00 A+ 7,572,951
19,250 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A2 21,989,467
7,475 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/45
12/30 at 100.00 A3 7,395,018

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,445 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BB $ 1,389,107
8,360 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 N/R 8,478,294
3,410 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
1997A, 5.125%, 8/01/27 - AMBAC Insured, (ETM)
10/21 at 100.00 A1 (4) 3,907,621
2,020 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 - AGM
Insured
9/30 at 100.00 A2 2,056,118
1,930 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2012B, 4.000%, 1/01/33
1/23 at 100.00 Baa3 1,931,602
222,551 Total Pennsylvania 229,454,207
Puerto Rico - 2.0% (1.2% of Total Investments)
3,996 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R 982,456
625 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/25 - NPFG Insured
8/22 at 100.00 D 626,494
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/24
No Opt. Call D 1,014,570
1,305 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call Baa2 1,314,253
1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured
No Opt. Call N/R 1,015,240
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
5,281 4.500%, 7/01/34 7/25 at 100.00 N/R 5,355,251
9,399 4.550%, 7/01/40 7/28 at 100.00 N/R 9,476,166
20,000 0.000%, 7/01/46 7/28 at 41.38 N/R 5,829,600
7,649 4.750%, 7/01/53 7/28 at 100.00 N/R 7,648,694
25,368 5.000%, 7/01/58 7/28 at 100.00 N/R 25,651,360
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,381,248
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
5,580 4.329%, 7/01/40 7/28 at 100.00 N/R 5,538,206
5,399 4.329%, 7/01/40 7/28 at 100.00 N/R 5,358,561
9,000 4.784%, 7/01/58 7/28 at 100.00 N/R 8,997,480
96,972 Total Puerto Rico 80,189,579
Rhode Island - 0.8% (0.5% of Total Investments)
1,315 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016, 5.000%, 5/15/39
5/26 at 100.00 BBB+ 1,367,915
174,390 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/22 at 17.18 CCC- 29,897,422
2,235 Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue
Bonds, Series 2016A, 5.000%, 10/01/40
4/26 at 100.00 A 2,392,255
177,940 Total Rhode Island 33,657,592

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina - 4.4% (2.6% of Total Investments)
$ 3,050 Charleston County Airport District, South Carolina, Airport Revenue
Bonds, Series 2019, 5.000%, 7/01/43
7/29 at 100.00 A $ 3,392,393
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
1,290 5.000%, 11/01/41 5/26 at 100.00 A 1,365,968
6,820 5.000%, 11/01/46 5/26 at 100.00 A 7,183,097
Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2:
26,955 0.000%, 1/01/31 - AMBAC Insured No Opt. Call A- 20,719,500
15,420 0.000%, 1/01/32 - AMBAC Insured No Opt. Call A- 11,357,909
1,370 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 5.000%, 4/01/54
4/26 at 103.00 BBB- 1,370,671
13,475 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44
6/30 at 100.00 A+ 13,511,652
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects,
Refunding & Improvement Series 2018:
19,130 5.000%, 11/01/43 5/28 at 100.00 AA- 20,438,301
7,580 5.000%, 11/01/48 5/28 at 100.00 AA- 8,054,811
20,035 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 N/R 20,547,095
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 N/R 4,105,800
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A- 10,414,400
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 N/R 4,814,100
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B:
3,831 4.000%, 12/01/39 6/32 at 100.00 N/R 3,847,511
6,587 4.000%, 12/01/43 6/32 at 100.00 N/R 6,504,597
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2014A:
2,000 5.000%, 12/01/49 6/24 at 100.00 N/R 2,038,780
17,240 5.500%, 12/01/54 6/24 at 100.00 N/R 17,787,025
17,170 South Carolina State Ports Authority, Revenue Bonds, Series 2019A,
5.000%, 7/01/54
7/29 at 100.00 A+ 18,707,917
180,953 Total South Carolina 176,161,527
South Dakota - 1.4% (0.8% of Total Investments)
Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017:
3,000 5.000%, 11/01/42 11/26 at 100.00 BB 2,932,500
3,150 5.125%, 11/01/47 11/26 at 100.00 BB 3,064,918
8,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 A1 9,088,464
5,205 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 A1 5,494,086
22,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 A1 22,559,916

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 3,565 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 A+ $ 3,707,707
8,260 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+ 8,651,772
54,780 Total South Dakota 55,499,363
Tennessee - 0.9% (0.6% of Total Investments)
10,670 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%,
1/01/45, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB+ (4) 10,829,730
2,180 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35
7/28 at 100.00 A- 2,341,865
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2016:
5,000 5.000%, 9/01/36 9/26 at 100.00 BBB 5,237,700
1,000 5.000%, 9/01/47 9/26 at 100.00 BBB 1,032,180
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
445 5.000%, 4/01/31 4/27 at 100.00 BBB 475,220
1,755 5.000%, 4/01/36 4/27 at 100.00 BBB 1,850,402
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Lipscomb University, Refunding &
Improvement Series 2016A:
2,225 5.000%, 10/01/41 10/26 at 100.00 BBB 2,329,063
1,000 5.000%, 10/01/45 10/26 at 100.00 BBB 1,042,160
11,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A3 11,647,460
35,275 Total Tennessee 36,785,780
Texas - 12.0% (7.3% of Total Investments)
18,000 Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A,
5.000%, 2/15/48 - AGM Insured
2/28 at 100.00 A1 19,351,440
4,000 Austin, Texas, Airport System Revenue Bonds, Series 2019A, 5.000%,
11/15/49
11/29 at 100.00 A 4,437,280
14,615 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (6)
11/25 at 100.00 Aa3 15,474,654
1,000 Cedar Hill Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 - FGIC
Insured
No Opt. Call Baa2 731,170
1,330 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/43, (Pre-refunded 1/01/23)
1/23 at 100.00 Baa1 (4) 1,349,099
7,750 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 Baa1 (4) 8,469,200
Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A:
1,925 4.350%, 12/01/42 12/22 at 100.00 BBB- 1,925,096
1,000 4.400%, 12/01/47 12/22 at 100.00 BBB- 994,830
2,500 Comal Independent School District, Comal, Bexar, Guadalupe, Hays,
and Kendall Counties, Texas, General Obligation Bonds, Series 2005A,
0.000%, 2/01/23
No Opt. Call Aaa 2,479,800

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 N/R $ 5,593,650
6,125 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021B, 4.000%, 11/01/45
11/30 at 100.00 N/R 6,183,923
10,000 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/50 (WI/DD, Settling 8/09/22)
11/32 at 100.00 N/R 11,213,000
9,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 N/R 9,061,920
160 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BBB- 162,928
3,700 El Paso Independent School District, El Paso County, Texas, General
Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42
8/26 at 100.00 Aaa 4,054,312
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C:
4,045 4.000%, 10/01/39 4/30 at 100.00 A2 4,143,941
3,500 4.000%, 10/01/40 4/30 at 100.00 A2 3,573,500
27,280 4.000%, 10/01/45 4/30 at 100.00 A2 27,324,739
15,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-refunded
10/01/23), (UB) (6)
10/23 at 100.00 AA (4) 15,598,800
16,920 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 AA (4) 17,595,446
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA 5,797,496
Grand Parkway Transportation Corporation, Texas,
System Toll Revenue Bonds, Tender Option Bond Trust
2015-XF0228:
6,610 14.571%, 11/01/44, (Pre-refunded 10/01/23), 144A, (IF) (6) 10/23 at 100.00 AA (4) 7,665,881
9,275 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52
7/32 at 100.00 N/R 9,324,900
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015:
2,845 4.000%, 12/01/45 6/25 at 100.00 AA 2,826,963
2,320 5.000%, 12/01/45 6/25 at 100.00 AA 2,423,588
Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2018A:
13,890 5.000%, 8/15/43 2/28 at 100.00 AA 15,478,460
9,500 4.000%, 8/15/48 2/28 at 100.00 AA 9,539,140
4,040 Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond
Trust 2015-XF2184. Formerly Tender Options Bond Trust 3028, 11.659%,
8/15/28 - AGM Insured, 144A, (IF) (6)
No Opt. Call AAA 6,271,009
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Capital Appreciation Refunding Senior Lien Series
2014A:
1,195 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A2 494,204
2,390 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A2 937,454
2,660 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A2 990,158
7,260 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A2 2,568,152
10,440 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A2 3,496,669
7,165 0.000%, 11/15/49 - AGM Insured 11/31 at 41.91 A2 1,942,002
3,000 0.000%, 11/15/52 - AGM Insured 11/31 at 35.81 A2 692,370

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 N/R $ 972,060
Houston, Texas, Airport System Revenue Bonds, Refunding
& Subordinate Lien Series 2018B:
2,000 5.000%, 7/01/43 7/28 at 100.00 A 2,179,220
2,710 5.000%, 7/01/48 7/28 at 100.00 A 2,936,475
710 Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series
2000B, 5.450%, 7/01/24 - AGM Insured
No Opt. Call A 745,940
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
1,495 0.000%, 9/01/23 - AGM Insured No Opt. Call A2 1,462,035
10,850 0.000%, 9/01/25 - AMBAC Insured No Opt. Call A 10,025,508
1,715 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A 1,218,748
Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding
Series 2015A:
2,725 5.000%, 8/15/40 8/25 at 100.00 AAA 2,930,465
4,000 4.000%, 8/15/41 8/25 at 100.00 AAA 4,073,000
8,305 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A 8,681,549
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
1,780 5.750%, 12/01/33 12/25 at 100.00 B1 1,837,227
1,800 6.125%, 12/01/38 12/25 at 100.00 B1 1,862,280
Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017:
16,285 5.000%, 1/01/36 1/27 at 100.00 A3 17,607,179
10,040 5.000%, 1/01/38 - AGM Insured 1/27 at 100.00 A2 10,876,232
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
2,100 5.000%, 9/15/43 9/25 at 100.00 BBB- 2,171,610
1,815 5.000%, 9/15/48 9/25 at 100.00 BBB- 1,871,065
4,240 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2022, 5.000%, 7/01/47
7/32 at 100.00 N/R 4,786,239
850 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Methodist Retirement Communities
Crestview Project, Series 2016, 5.000%, 11/15/31, (Pre-refunded
11/15/24)
11/24 at 102.00 BB+ (4) 927,758
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
1,880 0.000%, 9/01/43, (Pre-refunded 9/01/31) (5) 9/31 at 100.00 N/R (4) 2,385,570
7,990 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 10,646,195
4,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 A+ (4) 4,445,840
2,125 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call A1 1,841,504
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2015B:
10,260 5.000%, 1/01/40 1/23 at 100.00 A+ 10,359,009
12,205 5.000%, 1/01/45 1/25 at 100.00 A+ 12,762,647

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A $ 5,349,950
North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier, Series 2015A:
6,285 5.000%, 1/01/33 1/25 at 100.00 A 6,651,918
4,000 5.000%, 1/01/34 1/25 at 100.00 A 4,227,120
4,000 5.000%, 1/01/35 1/25 at 100.00 A 4,217,720
2,250 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edward's University Project, Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB 2,268,698
7,070 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/39
8/32 at 100.00 N/R 8,384,454
3,480 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.500%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 A3 (4) 3,624,246
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Methodist
Hospital of Dallas, Series 2022:
1,650 4.000%, 10/01/47 4/32 at 100.00 N/R 1,654,670
2,500 4.000%, 10/01/52 4/32 at 100.00 N/R 2,487,675
4,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2013A, 5.000%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 AA- (4) 4,143,240
2,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 AA 2,680,425
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
1,805 4.000%, 12/31/37 12/30 at 100.00 BBB- 1,814,061
2,500 4.000%, 6/30/38 12/30 at 100.00 BBB- 2,506,700
7,345 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 A3 7,671,632
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series
2015C:
3,650 5.000%, 8/15/33 8/24 at 100.00 Baa1 3,780,853
6,385 5.000%, 8/15/37 8/24 at 100.00 Baa1 6,589,448
44,120 5.000%, 8/15/42 8/24 at 100.00 Baa1 45,329,770
4,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3 3,715,040
8,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 N/R 8,088,720
1,000 Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor
University, Series 2021, 4.000%, 3/01/41
3/31 at 100.00 A+ 1,013,510
6,500 West Harris County Regional Water Authority, Texas, Water System
Revenue Bonds, Refunding Series 2021, 4.000%, 12/15/60 - BAM
Insured
12/31 at 100.00 A1 6,633,445
481,655 Total Texas 482,605,824

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.4% (0.2% of Total Investments)
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B:
$ 3,560 5.000%, 7/01/42 7/27 at 100.00 A $ 3,859,182
1,975 5.000%, 7/01/47 7/27 at 100.00 A 2,128,517
4,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/48
7/28 at 100.00 A 4,365,600
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
1,000 5.000%, 10/15/38 10/27 at 100.00 AA 1,107,300
2,320 5.000%, 10/15/43 10/27 at 100.00 AA 2,553,578
2,040 5.000%, 10/15/48 10/27 at 100.00 AA 2,233,004
14,895 Total Utah 16,247,181
Vermont - 0.3% (0.2% of Total Investments)
University of Vermont and State Agricultural College,
Revenue Bonds, Series 2015:
1,000 4.000%, 10/01/40 10/25 at 100.00 A+ 1,008,810
10,000 5.000%, 10/01/45 10/25 at 100.00 A+ 10,599,900
11,000 Total Vermont 11,608,710
Virgin Islands - 0.1% (0.0% of Total Investments)
2,645 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call N/R 2,847,924
Virginia - 0.5% (0.3% of Total Investments)
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia Hospital
Center, Series 2020:
1,385 4.000%, 7/01/39 7/30 at 100.00 A+ 1,409,805
1,610 4.000%, 7/01/40 7/30 at 100.00 A+ 1,636,050
430 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)
7/28 at 100.00 BBB+ 438,940
4,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (6)
5/28 at 100.00 Aa2 4,004,680
8,075 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 N/R 8,195,963
1,800 Henrico County Economic Development Authority, Virginia, Revenue
Bonds, Bon Secours Health System Obligated Group, Series 2013,
5.000%, 11/01/30, (Pre-refunded 11/01/22)
11/22 at 100.00 N/R (4) 1,815,174
2,000 Prince William County Industrial Development Authority, Virginia, Health
Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince
William Hospital, Refunding Series 2013B, 4.000%, 11/01/33, (Pre-
refunded 11/01/22)
11/22 at 100.00 AA- (4) 2,012,400
19,300 Total Virginia 19,513,012
Washington - 2.9% (1.8% of Total Investments)
7,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/41
11/26 at 100.00 Aa1 7,676,690
12,235 Chelan County Public Utility District 1, Washington, Columbia River-Rock
Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A,
0.000%, 6/01/26 - NPFG Insured
No Opt. Call Aa3 11,158,565

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 8,075 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.000%, 12/01/43
12/28 at 100.00 A2 $ 8,724,634
4,200 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016,
5.000%, 12/01/36
12/26 at 100.00 A- 4,527,012
4,000 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 Aa3 4,076,440
3,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/40
10/24 at 100.00 A+ 3,146,970
1,250 Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds,
Refunding Series 2014, 5.000%, 12/01/44, (Pre-refunded 12/01/23)
12/23 at 100.00 AA (4) 1,306,612
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/47
7/31 at 100.00 AA 15,201,150
12,515 Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use
Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38, (Pre-refunded
6/01/23)
6/23 at 100.00 BBB+ (4) 12,877,059
5,250 Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%,
12/01/48
12/28 at 100.00 Aa2 5,316,938
555 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 547,002
3,975 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 4,228,327
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2012A:
4,000 5.000%, 10/01/32 10/22 at 100.00 AA- 4,016,840
10,000 4.250%, 10/01/40 10/22 at 100.00 AA- 10,003,400
3,135 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Refunding Series 2012B, 5.000%, 10/01/30, (Pre-
refunded 10/01/22)
10/22 at 100.00 Aa2 (4) 3,153,434
8,230 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2012A, 5.000%, 10/01/42, (Pre-refunded
10/01/22)
10/22 at 100.00 Aa2 (4) 8,278,392
2,600 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 3.000%, 7/01/58
7/31 at 100.00 BB+ 1,809,860
2,410 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/50
5/30 at 100.00 A 2,353,341
500 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Project, Refunding Series 2016A, 5.000%, 1/01/46, 144A
1/25 at 102.00 BB 481,935
9,000 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003C, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call AA+ 7,783,470
116,930 Total Washington 116,668,071
West Virginia - 1.0% (0.6% of Total Investments)
West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, West Virginia United Health System Obligated
Group, Refunding & Improvement Series 2013A:
3,000 5.375%, 6/01/38, (Pre-refunded 6/01/23) 6/23 at 100.00 A (4) 3,097,080
16,845 5.500%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A (4) 17,407,286

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 9,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 5.000%,
6/01/52
6/28 at 100.00 A $ 9,440,460
3,500 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/42
6/27 at 100.00 A 3,675,630
1,845 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 4.000%, 6/01/51
6/31 at 100.00 AA- 1,870,627
5,750 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 AA- 5,875,235
39,940 Total West Virginia 41,366,318
Wisconsin - 3.8% (2.3% of Total Investments)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
43 0.000%, 1/01/46, 144A (7) No Opt. Call N/R 1,109
42 0.000%, 1/01/47, 144A (7) No Opt. Call N/R 1,031
42 0.000%, 1/01/48, 144A (7) No Opt. Call N/R 987
42 0.000%, 1/01/49, 144A (7) No Opt. Call N/R 941
41 0.000%, 1/01/50, 144A (7) No Opt. Call N/R 875
45 0.000%, 1/01/51, 144A (7) No Opt. Call N/R 923
1,163 1.000%, 7/01/51, 144A (7) 3/28 at 100.00 N/R 613,564
45 0.000%, 1/01/52, 144A (7) No Opt. Call N/R 866
44 0.000%, 1/01/53, 144A (7) No Opt. Call N/R 823
44 0.000%, 1/01/54, 144A (7) No Opt. Call N/R 781
43 0.000%, 1/01/55, 144A (7) No Opt. Call N/R 740
43 0.000%, 1/01/56, 144A (7) No Opt. Call N/R 705
42 0.000%, 1/01/57, 144A (7) No Opt. Call N/R 669
42 0.000%, 1/01/58, 144A (7) No Opt. Call N/R 633
42 0.000%, 1/01/59, 144A (7) No Opt. Call N/R 606
41 0.000%, 1/01/60, 144A (7) No Opt. Call N/R 573
41 0.000%, 1/01/61, 144A (7) No Opt. Call N/R 540
40 0.000%, 1/01/62, 144A (7) No Opt. Call N/R 514
40 0.000%, 1/01/63, 144A (7) No Opt. Call N/R 487
39 0.000%, 1/01/64, 144A (7) No Opt. Call N/R 467
39 0.000%, 1/01/65, 144A (7) No Opt. Call N/R 441
39 0.000%, 1/01/66, 144A (7) No Opt. Call N/R 407
501 0.000%, 1/01/67, 144A (7) No Opt. Call N/R 4,857
2,250 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group,
Series 2021A, 4.000%, 7/01/56
1/31 at 100.00 BBB 2,016,338
2,000 Public Finance Authority of Wisconsin, Retirement Communities Revenue
Bonds, ACTS Retirement - Life Communities, Inc Obligated Group,
Series 2020A, 5.000%, 11/15/41
11/27 at 103.00 A- 2,162,000
Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A:
6,000 5.000%, 6/15/38, 144A 6/26 at 100.00 BBB- 6,113,280
2,335 5.000%, 6/15/48, 144A 6/26 at 100.00 BBB- 2,354,754
4,100 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Refunding Series 2013A, 5.000%, 4/01/38, (Pre-refunded 4/01/23)
4/23 at 100.00 AA- (4) 4,192,988
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43
5/28 at 100.00 N/R 10,051,800

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Aspirus, Inc. Obligated Group, Inc. Project,
Series 2021:
$ 9,830 4.000%, 8/15/46 8/31 at 100.00 N/R $ 9,693,854
8,000 4.000%, 8/15/51 8/31 at 100.00 N/R 7,791,760
1,015 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Froedtert Health Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42
10/22 at 100.00 AA 1,020,968
18,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A- 19,178,986
2,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/35
2/26 at 100.00 A- 2,107,060
7,625 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
8/22 at 100.00 A3 7,642,309
315 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured
No Opt. Call A1 319,693
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
2,415 4.000%, 10/01/51 10/28 at 102.00 N/R 2,046,254
2,470 4.000%, 10/01/61 10/28 at 102.00 N/R 1,993,586
5,155 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A,
4.000%, 11/15/34
5/26 at 100.00 Aa2 5,241,501
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2017, 5.000%, 8/15/52
8/27 at 100.00 A1 2,095,200
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31, (Pre-
refunded 4/15/23)
4/23 at 100.00 Aa3 (4) 2,563,050
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Benevolent Corporation Cedar
Community, Series 2017:
1,110 5.000%, 6/01/37 6/25 at 103.00 N/R 1,123,342
955 5.000%, 6/01/41 6/25 at 103.00 N/R 961,169
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 1,138,970
1,110 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 1,264,256
1,100 5.000%, 9/01/32, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 1,252,867
1,725 5.000%, 9/01/33, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 1,964,723
1,775 5.000%, 9/01/34, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 2,021,672
1,910 5.000%, 9/01/35, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 2,175,433
2,065 5.000%, 9/01/36, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 2,351,973
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A- 8,859,805
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%,
12/01/41
11/26 at 100.00 AA- 5,260,200
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin,
Inc., Series 2022:
10,000 4.000%, 12/01/46 12/31 at 100.00 N/R 9,996,700
1,250 4.000%, 12/01/51 12/31 at 100.00 N/R 1,239,387
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/47
1/27 at 103.00 N/R 1,727,320

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Series 2018A:
$ 1,240 5.000%, 9/15/31, (Pre-refunded 9/15/23) 9/23 at 100.00 BBB- (4) $ 1,284,256
7,955 5.000%, 9/15/50, (Pre-refunded 9/15/23) 9/23 at 100.00 BBB- (4) 8,238,914
11,480 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 A1 11,760,342
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 A1 1,977,260
153,138 Total Wisconsin 153,817,509
Wyoming - 0.2% (0.1% of Total Investments)
9,625 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37, (Pre-
refunded 9/01/23)
9/23 at 100.00 BB+ (4) 9,967,265
Total Long-Term Investments (cost $6,408,404,077) 6,594,498,362
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.5% (0.9% of Total Investments)
X 58,515,000 MUNICIPAL BONDS - 1.5% (0.9% of Total Investments)
X 58,515,000
Colorado - 0.2%
$ 8,000 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Variable Rate Series 2018C, 1.350%, 11/15/39, (Mandatory Put
8/4/2022) (9)
7/22 at 100.00 Aa3 $ 8,000,000
Illinois - 0.3%
13,000 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020C, 1.890%, 8/15/49, (Mandatory Put
7/29/2022) (9)
7/22 at 100.00 N/R 13,000,000
Minnesota - 1.0%
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
6,000 1.920%, 11/15/48, (Mandatory Put 7/29/2022) (9) 7/22 at 100.00 AA+ 6,000,000
31,515 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Variable Rate Demand Series 2018B, 1.470%, 11/15/48,
(Mandatory Put 8/5/2022) (9)
7/22 at 100.00 AA+ 31,515,000
37,515 Total Minnesota 37,515,000
Total Short-Term Investments (cost $58,515,000) 58,515,000
Total Investments (cost $ 6,466,919,077 ) - 165 .2% 6,653,013,362
Floating Rate Obligations - (3.3)% (133,490,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (7.9)%(10) (316,340,211)
MuniFund Preferred Shares, net of deferred offering costs - (27.0)%(11) (1,086,509,550)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (28.7)%(12) (1,154,164,862)
Other Assets Less Liabilities -  1.7% 65,356,092
Net Assets Applicable to Common Shares - 100% $ 4,027,864,831

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NEA
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,593,978,682 $ 519,680 $ 6,594,498,362
Short-Term Investments:
Municipal Bonds – 58,515,000 – 58,515,000
Total
$ – $ 6,652,493,682 $ 519,680 $ 6,653,013,362
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 4.8%
(11) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 16.3%.
(12) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 17.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.